UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31, 2012

Date of reporting period: May 31, 2012

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

May 31, 2012

DBX ETF Trust

db-X MSCI Brazil Currency-Hedged Equity Fund

db-X MSCI Canada Currency-Hedged Equity Fund

db-X MSCI EAFE Currency-Hedged Equity Fund

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

db-X MSCI Japan Currency-Hedged Equity Fund

DBX ETF Trust

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Annual Report for DBX ETF Trust, which covers the period from June 9, 2011, the commencement of operations, through May 31, 2012.

We believe that these funds fill a need in the marketplace by offering investors direct access to global markets with a built-in hedge against currency fluctuations. These ETFs provide investors direct access to some of the world’s most significant international markets with the goal of allowing investors to better manage their portfolios currency risk.

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer July 26, 2012

This Page is Intentionally Left Blank

DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

During the period ended May 31, 2012, global equity markets pulled back sharply in the late summer months of 2011 and remained depressed through December 2011 due to concerns over the sovereign debt crisis in Europe and the potential for renewed weakness in the global economy. A 2012 first-quarter rally was short-lived as continued Eurozone concerns sent major indices back to their lows for the period. While equities declined, the US dollar strengthened as measured by the DXY index, an index measuring the value of the dollar against a basket of currencies including the Euro, Great British pound, Japanese yen, Canadian dollar, Swedish krona and the Swiss franc.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Brazil Currency-Hedged Equity Fund returned -14.28% (based on net asset value or “NAV”) compared with the Underlying Index return of -10.95%. Fund returns were negatively impacted by weakness in Brazilian equity markets during the period, specifically in the Materials, Energy and Financial sectors. The negative returns in the equity markets were partially offset by gains on the Fund’s currency hedges, with the Brazilian real declining 28.01% during the period.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Canada Currency-Hedged Equity Fund returned -12.14% (based on NAV), compared with the Underlying Index return of -11.56%. Fund returns were negatively impacted by weakness in Canadian equity markets during the period, specifically in the Materials, Energy and Financial sectors. The negative returns in the equity markets were partially offset by gains on the Fund’s currency hedges, with the Canadian dollar declining 6.64% during the period.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI EAFE Currency-Hedged Equity Fund returned -11.14% (based on NAV), compared with the Underlying Index return of -10.74%. The Fund’s returns were negatively impacted by weak performance in equities, with all 22 of the countries represented in the index contributing negative returns during the period. Specifically, high allocations and weakness in French, British and Japanese securities negatively impacted Fund performance. Negative performance was partially offset by strong performance in the Fund’s currency hedges. Since the currency hedges involve short positions in foreign currencies, the Fund benefitted from weakness in 10 of the 12 currencies (11 of the countries represented in the Fund use the Euro), specifically the Euro, Great British pound and Swiss franc.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Emerging Markets Currency-Hedged Equity Fund returned -12.52% (based on NAV), compared with the Underlying Index return of -10.00%. The Fund’s returns were negatively impacted by weak performance in equities, with only 4 of the 21 countries represented in the index contributing positive returns during the period. Specifically, high allocations and weakness in Brazilian, Chinese and South Korean securities negatively impacted Fund performance. Negative performance was partially offset by strong performance in the Fund’s currency hedges. Since the currency hedges involve short positions in foreign currencies, the Fund benefitted from weakness in 19 of the 21 currencies, specifically the Brazilian real, South Korean won and the South African rand.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Japan Currency-Hedged Equity Fund returned -12.16% (based on NAV), compared with the Underlying Index return of -11.49%. The Fund’s returns were negatively impacted by weakness in Japanese equity markets, specifically Information Technology, Industrial and Financial securities. The Fund was also negatively impacted by losses in the Fund’s currency hedges, with the Japanese yen strengthening 3.93% versus the dollar during the period.

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Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxetf.com. See pages 4-13 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Brazil Fund (DBBR)

The db-X MSCI Brazil Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Brazil Currency-Hedged Equity Fund returned -14.28% (based on NAV), compared with the Underlying Index return of -10.95%.

Performance as of 5/31/12

Cumulative Total Return
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
Since Inception[1]	-14.28%	-14.85%	-10.95%	-26.21%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxetf.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2011, was 0.61%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Brazil Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Brazil. The MSCI Brazil US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Brazil Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Brazil Fund (DBBR) (Continued)

Growth of a $10,000 Investment in DBBR2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading, 6/9/11.

Sector Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/12

Description	Shares	Value	% of Net Assets
Petroleo Brasileiro SA, Preferred Stock	39,800	$377,507	9.1%
Vale SA, Preferred Stock	19,000	345,925	8.3%
Itau Unibanco Holding SA, Preferred Stock	21,700	315,248	7.6%
Petroleo Brasileiro SA	28,200	276,849	6.6%
Cia de Bebidas das Americas, Preferred Stock	7,200	275,241	6.6%
Banco Bradesco SA, Preferred Stock	18,200	267,110	6.4%
Vale SA	12,400	231,111	5.5%
Itausa — Investimentos Itau SA, Preferred Stock	24,390	106,540	2.6%
BRF — Brasil Foods SA	6,200	96,496	2.3%
BM&FBovespa SA	16,800	79,550	1.9%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxetf.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Canada Fund (DBCN)

The db-X MSCI Canada Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Canada US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Canadian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Canadian dollar.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Canada Currency-Hedged Equity Fund returned -12.14% (based on NAV), compared with the Underlying Index return of -11.56%.

Performance as of 5/31/12

Cumulative Total Return
	Net Asset Value	Market Price	MSCI Canada US Dollar Hedged Index	MSCI Canada Index
Since Inception[1]	-12.14%	-12.58%	-11.56%	-16.70%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxetf.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2011, was 0.51%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Canada Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Canada. The MSCI Canada US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Canada Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Canada Fund (DBCN) (Continued)

Growth of a $10,000 Investment in DBCN2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading, 6/9/11.

Sector Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/12

Description	Shares	Value	% of Net Assets
Royal Bank of Canada	5,520	$275,505	6.4%
Bank of Nova Scotia	4,180	214,372	5.0%
Toronto-Dominion Bank (The)	2,740	209,761	4.8%
Suncor Energy, Inc.	6,010	163,102	3.8%
Barrick Gold Corp.	3,890	152,873	3.5%
Canadian National Railway Co.	1,700	139,016	3.2%
Potash Corp. of Saskatchewan, Inc.	3,350	132,690	3.1%
Bank of Montreal	2,460	131,545	3.0%
Canadian Natural Resources Ltd	4,260	122,333	2.8%
Goldcorp Inc	3,150	114,978	2.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxetf.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI EAFE Fund (DBEF)

The db-X MSCI EAFE Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of May 31, 2012, the Index included securities from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI EAFE Currency-Hedged Equity Fund returned -11.14% (based on NAV), compared with the Underlying Index return of -10.74%.

Performance as of 5/31/12

Cumulative Total Return
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
Since Inception[1]	-11.14%	-9.00%	-10.74%	-18.40%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxetf.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2011, was 0.36%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EAFE Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI EAFE Fund (DBEF) (Continued)

Growth of a $10,000 Investment in DBEF2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading, 6/9/11.

Country Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

Top Ten Holdings3 as of 5/31/12

Description	Shares	Value	% of Net Assets
Nestle SA	10,551	$597,965	1.9%
HSBC Holdings PLC	65,319	512,908	1.7%
Vodafone Group PLC	182,754	487,269	1.6%
GlaxoSmithKline PLC	19,864	440,231	1.4%
Royal Dutch Shell PLC, Class A	13,157	407,779	1.3%
BP PLC	64,494	392,521	1.3%
Roche Holding AG	2,386	372,387	1.2%
BHP Billiton Ltd	11,920	371,213	1.2%
Novartis AG	6,610	343,311	1.1%
Toyota Motor Corp	8,500	329,761	1.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxetf.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Emerging Markets Fund (DBEM)

The db-X MSCI Emerging Markets Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of May 31, 2012, the Index included securities from the following 21 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Emerging Markets Currency-Hedged Equity Fund returned -12.52% (based on NAV), compared with the Underlying Index return of -10.00%.

Performance as of 5/31/12

	Cumulative Total Return
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
Since Inception[1]	-12.52%	-12.76%	-10.00%	-18.86%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxetf.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2011, was 0.69%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity performance in the global emerging markets. The MSCI EM US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EM Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Emerging Markets Fund (DBEM) (Continued)

Growth of a $10,000 Investment in DBEM2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading, 6/9/11.

Country Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

Top Ten Holdings3 as of 5/31/12

Description	Shares	Value	% of Net Assets
Samsung Electronics Co. Ltd.	143	$146,727	3.4%
Hon Hai Precision Industry Co. Ltd. GDR	19,950	115,810	2.7%
Sasol Ltd., ADR	2,300	97,704	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,900	94,737	2.2%
China Mobile Ltd	7,500	75,855	1.8%
AngloGold Ashanti Ltd., ADR	2,100	75,726	1.8%
Chunghwa Telecom Co. Ltd., ADR	2,300	68,632	1.6%
Gold Fields Ltd., ADR	4,900	64,925	1.5%
China Construction Bank Corp., Class H	93,000	64,464	1.5%
Advanced Semiconductor Engineering, Inc., ADR	13,203	61,130	1.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxetf.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Japan Fund (DBJP)

The db-X MSCI Japan Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

For the period June 9, 2011 (commencement of operations) to May 31, 2012, the db-X MSCI Japan Currency-Hedged Equity Fund returned -12.16% (based on NAV), compared with the Underlying Index return of -11.49%.

Performance as of 5/31/12

Cumulative Total Return
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
Since Inception[1]	-12.16%	-11.96%	-11.49%	-9.16%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxetf.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2011, was 0.51%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Japan. The MSCI Japan US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Japan Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db-X MSCI Japan Fund (DBJP) (Continued)

Growth of a $10,000 Investment in DBJP2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading, 6/9/11.

Sector Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/12

Description	Shares	Value	% of Net Assets
Toyota Motor Corp.	6,100	$236,650	5.4%
Mitsubishi UFJ Financial Group, Inc.	28,200	122,359	2.8%
Canon, Inc.	2,500	100,498	2.3%
Honda Motor Co. Ltd.	3,000	96,171	2.2%
Sumitomo Mitsui Financial Group, Inc.	3,000	87,634	2.0%
Mizuho Financial Group, Inc.	52,540	77,107	1.8%
Fanuc Corp.	400	69,014	1.6%
Takeda Pharmaceutical Co. Ltd.	1,600	66,870	1.5%
Hitachi Ltd.	11,000	63,029	1.4%
Softbank Corp.	2,000	62,532	1.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxetf.com.

DBX ETF Trust

FEES AND EXPENSES

As a shareholder of one or more of the funds of the DBX ETF Trust (each, a “Fund” and collectively, the “Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended May 31, 2012.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Annualized Expense Ratio based on the number of days in the period	Expenses Paid During the Period(1) December 1, 2011 to May 31, 2012
db-X MSCI Brazil Currency-Hedged Equity Fund
Actual	$1,000.00	$964.80	0.88%	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	0.88%	$4.45
db-X MSCI Canada Currency-Hedged Equity Fund
Actual	$1,000.00	$950.90	0.80%	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	0.80%	$4.04
db-X MSCI EAFE Currency-Hedged Equity Fund
Actual	$1,000.00	$989.10	0.53%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.35	0.53%	$2.68
db-X MSCI Emerging Markets Currency-Hedged Equity Fund
Actual	$1,000.00	$967.30	0.94%	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	0.94%	$4.75
db-X MSCI Japan Currency-Hedged Equity Fund
Actual	$1,000.00	$964.00	0.80%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	0.80%	$4.04

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2011 to May 31, 2012. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 366.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Brazil Currency-Hedged Equity Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 46.9%
Basic Materials — 8.6%
Cia Siderurgica Nacional SA	6,900	$44,441
Fibria Celulose SA	2,300	15,076
MMX Mineracao e Metalicos SA*	1,700	5,344
Ultrapar Participacoes SA	3,100	63,772
Vale SA	12,400	231,111

		359,744

Communications — 1.2%
Oi SA	2,300	10,834
Tim Participacoes SA	8,071	39,017

		49,851

Consumer, Cyclical — 2.1%
Cia Hering	1,300	27,007
Lojas Renner SA	1,100	31,715
MRV Engenharia e Participacoes SA	2,900	12,452
Raia Drogasil SA	1,800	16,645

		87,819

Consumer, Non-cyclical — 12.3%
Amil Participacoes SA	1,200	11,305
Anhanguera Educacional Participacoes SA	1,200	14,220
BRF — Brasil Foods SA	6,200	96,496
CCR SA	8,400	65,390
Cielo SA	2,840	76,743
Cosan SA Industria e Comercio	1,100	16,340
Diagnosticos da America SA	2,200	15,435
Ecorodovias Infraestrutura e Logistica SA	1,600	12,804
Hypermarcas SA	3,300	18,047
JBS SA*	3,900	10,539
Localiza Rent a Car SA	1,300	20,626
Multiplus SA	500	11,478
Natura Cosmeticos SA	1,600	34,351
Obrascon Huarte Lain Brasil SA	1,200	9,698
Redecard SA	3,200	49,186
Souza Cruz SA	3,600	48,194

		510,852

Energy — 8.3%
HRT Participacoes EM Petroleo SA*	2,400	8,032
OGX Petroleo e Gas Participacoes SA*	12,200	62,305
Petroleo Brasileiro SA	28,200	276,849

		347,186

Financials — 8.4%
Banco do Brasil SA	5,400	53,549
Banco Santander Brasil SA	7,200	58,190
BM&FBovespa SA	16,800	79,550
BR Malls Participacoes SA	3,900	42,928
BR Properties SA	1,800	20,438
CETIP SA — Balcao Organizado de Ativos e Derivativos	1,900	27,414
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,800	20,991
Odontoprev SA	2,500	13,387
PDG Realty SA Empreendimentos e Participacoes	10,600	17,659

	Number of Shares	Value

Financials (Continued)
Porto Seguro SA	1,000	$8,870
Sul America SA	1,017	7,075

		350,051

Industrial — 2.0%
All America Latina Logistica SA	4,200	17,451
Duratex SA	2,300	11,016
Embraer SA	5,300	37,710
Multiplan Empreendimentos Imobiliarios SA	700	16,625

		82,802

Technology — 0.4%
Totvs SA	1,000	18,098

Utilities — 3.6%
Centrais Eletricas Brasileiras SA	2,500	16,449
Cia de Saneamento Basico do Estado de Sao Paulo	1,100	38,729
Cia de Saneamento de Minas Gerais-Copasa	600	12,792
CPFL Energia SA	2,300	28,144
EDP — Energias do Brasil SA	2,300	14,711
Light SA	500	5,876
MPX Energia SA*	400	6,872
Tractebel Energia SA	1,600	26,537

		150,110

TOTAL COMMON STOCKS (Cost $2,497,607)		1,956,513

PREFERRED STOCKS — 53.1%
Basic Materials — 11.4%
Braskem SA	1,400	7,809
Gerdau SA	8,200	64,483
Klabin SA	4,200	17,701
Metalurgica Gerdau SA, Class A	2,600	25,718
Usinas Siderurgicas de Minas Gerais SA	3,600	15,172
Vale SA	19,000	345,925

		476,808

Communications — 2.4%
Oi SA	7,900	31,336
Telefonica Brasil SA	2,800	66,639

		97,975

Consumer, Cyclical — 0.9%
Lojas Americanas SA	3,823	23,031
TAM SA	700	15,133

		38,164

Consumer, Non-cyclical — 7.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	900	34,093
Cia de Bebidas das Americas	7,200	275,241

		309,334

Diversified — 2.6%
Itausa — Investimentos Itau SA	24,390	106,540

Energy — 9.1%
Petroleo Brasileiro SA	39,800	377,507

See Notes to Financial Statements.	15

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Brazil Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Financials — 15.1%
Banco Bradesco SA	18,200	$267,110
Banco do Estado do Rio Grande do Sul	1,700	13,486
Bradespar SA	2,100	32,861
Itau Unibanco Holding SA	21,700	315,248

		628,705

Utilities — 4.2%
AES Tiete SA	1,000	13,486
Centrais Eletricas Brasileiras SA	2,100	19,471
Cia de Transmissao de Energia Electrica Paulista	300	8,865
Cia Energetica de Minas Gerais	4,525	78,930
Cia Energetica de Sao Paulo	1,500	25,875
Cia Paranaense de Energia	900	18,305
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	900	10,710

		175,642

TOTAL PREFERRED STOCKS (Cost $2,792,577)		2,210,675

TOTAL INVESTMENTS — 100.0% (Cost $5,290,184)		$4,167,188
Liabilities in excess of other assets — (0.0%)		(1,852)

NET ASSETS — 100.0%		$4,165,336

As of May 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/5/2012	BRL	4,332,000	USD	2,281,922	$136,407
HSBC	6/5/2012	BRL	3,904,879	USD	2,059,155	125,181
The Bank of New York Mellon	6/5/2012	BRL	431,217	USD	229,670	16,101
The Bank of New York Mellon	6/5/2012	BRL	222,658	USD	116,089	5,813
The Bank of New York Mellon	6/5/2012	BRL	1,955	USD	1,017	48
JP Morgan & Chase Co.	6/5/2012	USD	2,112,519	BRL	4,275,000	4,765
HSBC	6/5/2012	USD	1,896,513	BRL	3,837,879	4,278
The Bank of New York Mellon	6/5/2012	USD	212,972	BRL	430,981	480
The Bank of New York Mellon	6/5/2012	USD	118,000	BRL	224,849	(6,639)
HSBC	6/5/2012	USD	29,904	BRL	57,000	(1,674)
JP Morgan & Chase Co.	6/5/2012	USD	29,904	BRL	57,000	(1,674)
HSBC	6/5/2012	USD	5,174	BRL	10,000	(221)
HSBC	7/5/2012	BRL	4,111,000	USD	2,019,701	(3,205)
JP Morgan & Chase Co.	7/5/2012	BRL	4,111,000	USD	2,019,304	(3,602)
HSBC	7/5/2012	USD	300,000	BRL	605,610	(1,996)

						$274,062

Currency Abbrevations

BRL – Brazilian Real

USD – U.S. Dollar

* Non-income producing securities.

See Notes to Financial Statements.	16

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Canada Currency-Hedged Equity Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 96.9%
Basic Materials — 19.4%
Agnico-Eagle Mines Ltd.	600	$22,458
Agrium, Inc.	640	50,117
Barrick Gold Corp.	3,890	152,873
Cameco Corp.	1,500	28,843
Centerra Gold, Inc.	600	6,268
Eldorado Gold Corp.	2,600	28,848
First Quantum Minerals Ltd.	1,850	32,402
Franco-Nevada Corp.	500	21,024
Goldcorp, Inc.	3,150	114,978
IAMGOLD Corp.	1,400	15,005
Inmet Mining Corp.	200	8,404
Ivanhoe Mines Ltd.*	1,100	10,384
Kinross Gold Corp.	4,300	34,513
New Gold, Inc.*	1,800	15,911
Osisko Mining Corp.*	1,500	11,197
Pan American Silver Corp.	530	8,903
Potash Corp. of Saskatchewan, Inc.	3,350	132,690
Silver Wheaton Corp.	1,400	35,961
Sino-Forest Corp. (Hong Kong)*	900	—
Teck Resources Ltd., Class B	2,250	67,401
Yamana Gold, Inc.	2,900	42,566

		840,746

Communications — 4.8%
BCE, Inc.	1,000	39,908
Bell Aliant, Inc.	300	7,648
Rogers Communications, Inc., Class B	1,450	49,585
Shaw Communications, Inc., Class B	1,500	28,683
TELUS Corp.	200	11,642
TELUS Corp. — Non Vote, Class A	600	34,077
Thomson Reuters Corp.	1,400	38,482

		210,025

Consumer, Cyclical — 3.3%
Alimentation Couche Tard, Inc., Class B	400	15,820
Canadian Tire Corp. Ltd., Class A	300	19,525
Gildan Activewear, Inc.	400	9,415
Magna International, Inc., Class A	800	32,338
Shoppers Drug Mart Corp.	800	31,920
Tim Hortons, Inc.	600	31,979

		140,997

Consumer, Non-cyclical — 3.6%
Empire Co. Ltd., Class A	100	5,337
George Weston Ltd.	200	11,328
Loblaw Cos. Ltd.	400	12,253
Metro, Inc., Class A	400	19,755
Ritchie Bros Auctioneers, Inc.	300	5,917
Saputo, Inc.	500	20,720
SXC Health Solutions Corp.*	300	27,565
Valeant Pharmaceuticals International, Inc.*	1,050	51,308

		154,183

Energy — 25.4%
ARC Resources Ltd.	1,100	22,035
Athabasca Oil Corp.*	1,200	12,420
Baytex Energy Corp.	400	17,540

	Number of Shares	Value

Energy (Continued)
Bonavista Energy Corp.	500	$8,573
Canadian Natural Resources Ltd.	4,260	122,333
Canadian Oil Sands Ltd.	1,850	35,984
Cenovus Energy, Inc.	2,875	90,605
Crescent Point Energy Corp.	1,100	42,313
Enbridge, Inc.	2,900	114,585
EnCana Corp.	2,850	56,953
Enerplus Corp.	700	9,712
Husky Energy, Inc.	1,300	29,339
Imperial Oil Ltd.	1,150	46,218
MEG Energy Corp.*	500	16,677
Nexen, Inc.	2,000	31,370
Pacific Rubiales Energy Corp.	1,100	28,851
Pembina Pipeline Corp.	1,100	29,639
Pengrowth Energy Corp.	1,400	9,976
Penn West Petroleum Ltd.	1,850	24,682
Precision Drilling Corp.*	800	6,243
Progress Energy Resources Corp.	700	7,584
Suncor Energy, Inc.	6,010	163,102
Talisman Energy, Inc.	3,900	41,158
Tourmaline Oil Corp.*	450	10,348
TransCanada Corp.	2,650	108,607
Vermilion Energy, Inc.	300	12,629

		1,099,476

Financial — 32.1%
Bank of Montreal	2,460	131,545
Bank of Nova Scotia	4,180	214,372
Brookfield Asset Management, Inc., Class A	2,150	68,777
Brookfield Office Properties, Inc. (United States)	1,100	18,393
Canadian Imperial Bank of Commerce	1,550	108,156
CI Financial Corp.	600	12,710
Fairfax Financial Holdings Ltd.	75	29,554
Great-West Lifeco, Inc.	1,050	21,278
H&R Real Estate Investment Trust REIT	300	6,971
IGM Financial, Inc.	400	15,395
Industrial Alliance Insurance & Financial Services, Inc.	300	7,334
Intact Financial Corp.	500	30,518
Manulife Financial Corp.	6,900	74,354
National Bank of Canada	590	42,077
Onex Corp.	300	11,072
Power Corp. of Canada	1,400	31,067
Power Financial Corp.	900	22,046
RioCan Real Estate Investment Trust REIT	500	12,925
Royal Bank of Canada	5,520	275,505
Sun Life Financial, Inc.	2,250	46,444
Toronto-Dominion Bank (The)(a)	2,740	209,761

		1,390,254

Industrial — 6.1%
Bombardier, Inc., Class B	5,500	20,129
CAE, Inc.	1,000	9,730
Canadian National Railway Co.	1,700	139,016
Canadian Pacific Railway Ltd.	600	44,196
Finning International, Inc.	600	14,070
SNC-Lavalin Group, Inc.	550	20,310
Viterra, Inc.	1,200	18,589

		266,040

See Notes to Financial Statements.	17

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Canada Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Technology — 1.1%
CGI Group, Inc., Class A*	850	$19,710
Open Text Corp.*	200	9,672
Research In Motion Ltd.*	1,800	18,647

		48,029

Utilities — 1.1%
Canadian Utilities Ltd., Class A	200	12,976
Fortis, Inc.	700	22,298
TransAlta Corp.	800	13,051

		48,325

TOTAL COMMON STOCKS (Cost $4,968,589)		4,198,075

TOTAL INVESTMENTS — 96.9% (Cost $4,968,589)		$4,198,075
Other assets less liabilities — 3.1%		133,143

NET ASSETS — 100.0%		$4,331,218

As of May 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
S&P/TSX 60 IX Futures	1	$126,950	6/14/2012	$(10,141)

As of May 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	6/5/2012	CAD	2,173,000	USD	2,197,813	$94,170
JPMorgan Chase & Co.	6/5/2012	CAD	2,173,000	USD	2,197,884	94,242
HSBC	6/5/2012	CAD	7,000	USD	7,080	303
HSBC	6/5/2012	USD	2,204,893	CAD	2,284,027	6,233
JPMorgan Chase & Co.	6/5/2012	USD	2,197,884	CAD	2,276,780	6,226
HSBC	7/5/2012	CAD	2,132,500	USD	2,057,246	(5,772)
JPMorgan Chase & Co.	7/5/2012	CAD	2,132,500	USD	2,057,288	(5,730)

						$189,672

Currency Abbrevations

CAD – Canadian Dollar

USD – U.S. Dollar

* Non-Income producing securities.

(a) Affiliated company. The Sub-Advisor is a subsidiary of The Toronto-Dominion Bank. Therefore, The Toronto-Dominion Bank is considered to be affiliated with the Fund.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	18

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 97.5%
Australia — 8.3%
AGL Energy Ltd.	1,104	$16,335
Alumina Ltd.	9,017	8,652
AMP Ltd.	13,070	49,398
Apa Group	1,864	9,115
Asciano Ltd.	2,300	10,172
ASX Ltd.	532	15,267
Australia & New Zealand Banking Group Ltd.	8,458	172,194
Bendigo and Adelaide Bank Ltd.	2,140	15,197
BHP Billiton Ltd.	11,920	371,213
Boral Ltd.	2,283	7,850
Brambles Ltd.	3,129	20,299
Caltex Australia Ltd.	1,400	18,615
Campbell Brothers Ltd.	157	8,893
Centro Retail Australia REIT*	4,700	8,699
Cochlear Ltd.	149	9,103
Commonwealth Bank of Australia	5,527	265,961
Computershare Ltd.	1,313	9,963
Crown Ltd.	2,094	17,297
CSL Ltd.	1,947	71,406
Dexus Property Group REIT	9,071	8,306
Fairfax Media Ltd.	21,160	13,707
Fortescue Metals Group Ltd.	1,767	7,952
Goodman Group REIT	4,026	13,255
GPT Group REIT	3,168	9,998
Harvey Norman Holdings Ltd.	3,082	5,914
Iluka Resources Ltd.	1,400	18,274
Incitec Pivot Ltd.	3,572	9,882
Leighton Holdings Ltd.	2,071	35,647
Lend Lease Group	1,299	9,288
Lynas Corp. Ltd.*	4,819	4,858
Macquarie Group Ltd.	1,996	52,438
Metcash Ltd.	4,188	15,584
Mirvac Group, Class REIT	9,918	11,883
National Australia Bank Ltd.	7,778	170,321
Newcrest Mining Ltd.	2,679	65,031
Orica Ltd.	1,099	26,506
Origin Energy Ltd.	4,083	51,227
Oz Minerals Ltd.	798	6,778
QBE Insurance Group Ltd.	4,071	49,094
Ramsay Health Care Ltd.	372	7,816
Rio Tinto Ltd.	1,747	96,762
Santos Ltd.	4,629	54,064
Sims Metal Management Ltd.	435	4,648
Sonic Healthcare Ltd.	1,024	12,169
SP AusNet	19,644	19,327
Stockland REIT	5,011	15,571
Suncorp Group Ltd.	2,172	16,418
Sydney Airport	4,888	13,808
Telstra Corp. Ltd.	21,552	74,528
Wesfarmers Ltd.	3,362	95,628
Westfield Group REIT	7,445	65,923
Westfield Retail Trust REIT	3,552	9,411
Westpac Banking Corp.	11,020	217,804
Woodside Petroleum Ltd.	1,885	59,070
Woolworths Ltd.	4,164	107,244
Worleyparsons Ltd.	588	14,720

		2,576,483

	Number of Shares	Value

Austria — 0.3%
Erste Group Bank AG*	1,019	$17,609
OMV AG	322	8,771
Raiffeisen Bank International AG	700	19,202
Verbund AG, Class A	700	16,182
Vienna Insurance Group AG Wiener Versicherung Gruppe	700	24,538
Voestalpine AG	700	17,484

		103,786

Belgium — 0.9%
Anheuser-Busch InBev NV	2,520	170,600
Colruyt SA	700	28,113
Groupe Bruxelles Lambert SA	99	6,193
Solvay SA	200	20,957
UCB SA	700	32,818
Umicore SA	399	18,935

		277,616

Denmark — 1.3%
AP Moller — Maersk A/S, Class A	7	41,351
AP Moller — Maersk A/S, Class B	7	43,423
Carlsberg A/S, Class B	609	45,379
Danske Bank A/S*	3,361	44,490
DSV A/S	700	13,593
Novo Nordisk A/S, Class B	1,330	176,940
Novozymes A/S, Class B	700	18,765
TDC A/S	1,400	8,832

		392,773

Finland — 0.6%
Fortum OYJ	2,122	38,518
Kone OYJ, Class B	476	26,562
Metso OYJ	331	10,797
Neste Oil OYJ	700	6,431
Nokia OYJ	14,541	38,190
Nokian Renkaat OYJ	700	26,226
Sampo OYJ, Class A	2,122	48,910
Wartsila OYJ Abp	56	1,835

		197,469

France — 8.8%
Aeroports de Paris	700	50,687
Air Liquide SA	934	101,019
Alcatel-Lucent*	8,580	13,346
Alstom SA	1,134	32,945
Arkema SA	200	13,082
AXA SA	5,105	57,323
BNP Paribas SA	2,912	92,628
Bouygues SA	600	14,475
Bureau Veritas SA	700	60,243
Carrefour SA	1,701	29,330
Christian Dior SA	112	14,631
Cie de St-Gobain	1,169	41,370
Cie Generale de Geophysique — Veritas*	700	15,173
Cie Generale des Etablissements Michelin, Class B	770	44,987
Cie Generale d’Optique Essilor International SA	861	73,545
CNP Assurances*	2,794	30,230

See Notes to Financial Statements.	19

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

France (Continued)
Credit Agricole SA*	4,305	$15,395
Danone SA	1,907	122,358
Dassault Systemes SA	700	63,653
EDF SA	799	15,378
Eutelsat Communications SA	700	18,333
France Telecom SA	5,731	71,998
GDF Suez	4,128	81,541
Gecina SA REIT	700	59,377
Iliad SA	758	97,710
JCDecaux SA	700	14,628
Klepierre REIT	700	21,682
Lafarge SA	962	35,376
Lagardere SCA	700	16,575
Legrand SA	525	15,794
L’Oreal SA	772	86,791
LVMH Moet Hennessy Louis Vuitton SA	849	125,346
Natixis	9,734	22,760
Pernod-Ricard SA	700	68,379
PPR	413	58,728
Renault SA	600	25,139
Sanofi	3,840	261,150
Schneider Electric SA	1,566	83,399
SCOR SE	700	15,190
Societe BIC SA	700	68,379
Societe Generale SA*	2,308	45,833
Sodexo	287	20,831
Suez Environnement Co	2,794	30,347
Technip SA	301	27,434
Total SA	6,236	268,068
Unibail-Rodamco SE REIT	315	52,037
Vallourec SA	329	12,286
Vinci SA	1,309	52,288
Vivendi SA	4,065	65,645

		2,724,842

Germany — 7.7%
Adidas AG	945	70,332
Allianz SE	1,428	129,092
BASF SE	2,797	194,991
Bayer AG	2,908	183,888
Bayerische Motoren Werke AG	1,062	80,235
Beiersdorf AG	308	19,415
Celesio AG	700	9,647
Commerzbank AG*	10,136	16,719
Continental AG	277	23,068
Daimler AG	3,271	151,390
Deutsche Bank AG (a)	2,914	104,799
Deutsche Boerse AG	896	42,671
Deutsche Lufthansa AG	2,365	24,804
Deutsche Post AG	3,775	62,175
Deutsche Telekom AG	8,289	81,729
E.ON AG	5,668	103,586
Fraport AG Frankfurt Airport Services Worldwide	700	35,393
Fresenius Medical Care AG & Co. KGaA	966	64,130
Fresenius SE & Co. KGaA	665	62,822
GEA Group AG	499	12,698
Hannover Rueckversicherung AG	700	37,440

	Number of Shares	Value

Germany (Continued)
Heidelbergcement AG	371	$16,093
Hochtief AG*	482	21,808
Infineon Technologies AG	3,471	27,417
K+S AG	882	35,172
Kabel Deutschland Holding AG*	700	39,712
Lanxess AG	300	19,879
Linde AG	542	83,170
MAN SE	504	48,223
Merck KGaA	140	12,950
Muenchener Rueckversicherungs AG	553	68,550
RWE AG	1,545	56,424
SAP AG	3,125	179,293
Siemens AG	2,363	194,333
Suedzucker AG	700	21,284
ThyssenKrupp AG	1,256	20,725
Volkswagen AG	88	13,242
Wacker Chemie AG	214	14,615

		2,383,914

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA*	2,094	36,508

Hong Kong — 2.9%
AIA Group Ltd.	27,600	89,967
Cathay Pacific Airways Ltd.	27,000	41,675
Cheung Kong Holdings Ltd.	5,000	57,656
CLP Holdings Ltd.	11,500	93,641
Galaxy Entertainment Group Ltd.*	13,100	31,798
Hang Lung Properties Ltd.	10,600	33,801
Hong Kong Exchanges & Clearing Ltd.	3,000	42,363
Hutchison Whampoa Ltd.	5,000	41,132
Kerry Properties Ltd.	14,000	55,736
Li & Fung Ltd.	26,400	48,436
Link REIT (The)	7,100	27,260
MTR Corp.	21,000	67,776
New World Development Co. Ltd.	12,000	12,925
Power Assets Holdings Ltd.	4,400	30,754
Sands China Ltd.	8,200	27,997
Shangri-La Asia Ltd.	12,900	25,363
Sino Land Co. Ltd.	14,740	20,358
Sun Hung KAI Properties Ltd.	5,000	56,625
Swire Pacific Ltd., Class A	2,300	24,803
Wheelock & Co. Ltd.	21,000	62,636
Wynn Macau Ltd.	7,900	19,380

		912,082

Ireland — 1.0%
CRH PLC	3,732	62,759
Elan Corp. PLC*	1,204	17,240
Experian PLC	5,945	82,920
Kerry Group PLC, Class A	283	12,214
Shire PLC	2,255	63,530
WPP PLC	5,935	70,797

		309,460

Israel — 0.5%
Bank Hapoalim BM	3,221	10,281
Israel Chemicals Ltd.	1,400	14,503
Teva Pharmaceutical Industries Ltd.	2,989	119,675

		144,459

See Notes to Financial Statements.	20

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Italy — 1.6%
Assicurazioni Generali SpA	3,431	$34,852
Autogrill SpA	1,400	12,040
Banca Monte dei Paschi di Siena SpA*	26,503	6,603
Banco Popolare SC*	5,794	6,430
Enel Green Power SpA	6,282	8,327
Enel SpA	19,304	54,948
ENI SpA	7,091	136,781
Fiat Industrial SpA	1,384	13,913
Intesa Sanpaolo SpA*	32,249	39,997
Luxottica Group SpA	700	22,634
Mediaset SpA	3,494	5,426
Mediobanca SpA	1,916	6,676
Pirelli & C SpA	1,400	13,875
Prysmian SpA	700	9,885
Saipem SpA	1,294	50,241
Telecom Italia SpA	49,856	41,150
Unicredit SpA*	5,513	16,892
Unione di Banche Italiane SCPA	3,009	8,334

		489,004

Japan — 21.4%
Aisin Seiki Co. Ltd.	700	21,931
Asahi Kasei Corp.	800	4,329
Asics Corp.	400	4,267
Astellas Pharma, Inc.	2,300	90,403
Bank of Yokohama Ltd. (The)	7,000	31,445
Bridgestone Corp.	3,900	83,464
Canon, Inc.	3,500	140,697
Central Japan Railway Co.	7	56,993
Chubu Electric Power Co., Inc.	2,100	32,106
Chugai Pharmaceutical Co. Ltd.	700	12,640
Chugoku Electric Power Co., Inc. (The)	1,400	22,101
Credit Saison Co. Ltd.	2,100	40,172
Dai Nippon Printing Co. Ltd.	2,000	15,135
Dai-ichi Life Insurance Co. Ltd. (The)	28	28,086
Daiichi Sankyo Co. Ltd.	1,400	22,529
Daikin Industries Ltd.	700	18,054
Daito Trust Construction Co. Ltd.	100	8,806
Daiwa Securities Group, Inc.	7,000	22,154
Denki Kagaku Kogyo KK	2,000	6,713
Denso Corp.	2,100	63,488
Dentsu, Inc.	700	19,635
East Japan Railway Co.	1,600	95,253
Eisai Co. Ltd.	700	28,541
Electric Power Development Co. Ltd.	700	18,134
FamilyMart Co. Ltd.	700	31,802
Fanuc Corp.	900	155,283
Fast Retailing Co. Ltd.	100	22,320
FUJIFILM Holdings Corp.	1,600	29,995
Fujitsu Ltd.	3,000	13,132
Hitachi Chemical Co. Ltd.	700	11,086
Hitachi Ltd.	16,000	91,680
Hokkaido Electric Power Co., Inc.	1,400	17,580
Hokuriku Electric Power Co.	1,400	21,761
Honda Motor Co. Ltd.	4,800	153,875
Hoya Corp.	1,400	30,033
Ibiden Co. Ltd.	500	8,831

	Number of Shares	Value

Japan (Continued)
Inpex Corp.	7	$40,467
Isetan Mitsukoshi Holdings Ltd.	2,100	21,145
Isuzu Motors Ltd.	23,000	122,984
ITOCHU Corp.	7,000	76,736
Japan Tobacco, Inc.	24	133,844
JFE Holdings, Inc.	900	14,609
JGC Corp.	700	19,224
JSR Corp.	700	12,104
Jupiter Telecommunications Co. Ltd.	7	7,173
JX Holdings, Inc.	11,200	56,886
Kaneka Corp.	1,000	5,513
Kansai Electric Power Co., Inc. (The)	2,600	37,626
Kao Corp.	1,700	43,975
Kawasaki Kisen Kaisha Ltd.*	6,000	11,103
KDDI Corp.	14	86,562
Keikyu Corp.	1,500	13,113
Keio Corp.	1,800	12,381
Keyence Corp.	110	24,903
Kobe Steel Ltd.	37,000	44,385
Komatsu Ltd.	2,800	67,106
Konica Minolta Holdings, Inc.	800	5,738
Kubota Corp.	4,000	34,303
Kuraray Co. Ltd.	3,500	44,576
Kyocera Corp.	700	57,976
Kyushu Electric Power Co., Inc.	1,400	17,044
Lawson, Inc.	700	49,043
Makita Corp.	700	23,825
Mazda Motor Corp.*	15,000	19,142
McDonald’s Holdings Co. Japan Ltd.	700	20,430
Miraca Holdings, Inc.	200	7,642
Mitsubishi Chemical Holdings Corp.	4,300	18,987
Mitsubishi Corp.	4,600	90,109
Mitsubishi Electric Corp.	7,000	55,117
Mitsubishi Estate Co. Ltd.	8,000	124,451
Mitsubishi Gas Chemical Co., Inc.	1,000	5,819
Mitsubishi Heavy Industries Ltd.	14,200	57,445
Mitsubishi Materials Corp.	27,000	73,737
Mitsubishi Tanabe Pharma Corp.	2,100	27,657
Mitsubishi UFJ Financial Group, Inc.	40,100	173,991
Mitsui & Co. Ltd.	6,000	84,533
Mitsui Fudosan Co. Ltd.	500	8,346
Mizuho Financial Group, Inc.	78,000	114,472
MS&AD Insurance Group Holdings	1,400	21,511
Murata Manufacturing Co. Ltd.	700	36,358
NEC Corp.*	12,000	17,305
Nidec Corp.	400	32,670
Nikon Corp.	1,100	30,659
Nintendo Co. Ltd.	700	81,560
Nippon Electric Glass Co. Ltd.	7,000	43,772
Nippon Paper Group, Inc.	400	6,161
Nippon Steel Corp.	28,000	62,889
Nippon Telegraph & Telephone Corp.	2,600	112,149
Nishi-Nippon City Bank Ltd. (The)	8,000	18,173
Nissan Motor Co. Ltd.	7,700	74,484
Nisshin Steel Co. Ltd.	6,000	7,427
Nissin Foods Holdings Co. Ltd.	700	25,567
Nitori Holdings Co. Ltd.	700	63,247

See Notes to Financial Statements.	21

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Japan (Continued)
Nitto Denko Corp.	500	$20,291
Nomura Holdings, Inc.	14,700	48,587
NTT Data Corp.	7	20,126
NTT DoCoMo, Inc.	49	78,227
Odakyu Electric Railway Co. Ltd.	3,000	27,221
OJI Paper Co. Ltd.	1,600	6,044
Olympus Corp.*	600	9,625
Omron Corp.	600	11,891
Oriental Land Co. Ltd.	700	76,378
ORIX Corp.	350	30,283
Otsuka Holdings Co. Ltd.	2,800	88,116
Panasonic Corp.	7,400	49,107
Rakuten, Inc.	21	22,458
Resona Holdings, Inc.	5,600	21,082
Ricoh Co. Ltd.	2,000	14,548
Rinnai Corp.	700	45,291
Rohm Co. Ltd.	300	10,896
Sankyo Co. Ltd.	700	33,766
Secom Co. Ltd.	700	30,954
Sega Sammy Holdings, Inc.	700	12,444
Seiko Epson Corp.	600	6,103
Sekisui Chemical Co. Ltd.	1,000	8,538
Sekisui House Ltd.	1,800	15,230
Seven & I Holdings Co. Ltd.	2,800	84,293
Sharp Corp.	2,000	10,490
Shikoku Electric Power Co., Inc.	700	16,437
Shimamura Co. Ltd.	700	79,415
Shin-Etsu Chemical Co. Ltd.	1,400	72,001
Shiseido Co. Ltd.	1,100	17,309
Shizuoka Bank Ltd. (The)	7,000	68,338
SMC Corp.	100	16,437
Softbank Corp.	2,900	90,672
Sony Corp.	4,200	56,278
Sony Financial Holdings, Inc.	700	10,041
Stanley Electric Co. Ltd.	400	5,544
Sumco Corp.*	700	5,905
Sumitomo Corp.	5,600	75,253
Sumitomo Mitsui Financial Group, Inc.	4,400	128,530
Sumitomo Mitsui Trust Holdings, Inc.	10,000	25,268
Sumitomo Realty & Development Co. Ltd.	1,100	23,134
Suzuki Motor Corp.	700	14,579
T&D Holdings, Inc.	2,100	20,046
Taisho Pharmaceutical Holdings Co. Ltd.	834	62,263
Takeda Pharmaceutical Co. Ltd.	2,600	108,666
TDK Corp.	400	17,330
Terumo Corp.	500	17,987
Tobu Railway Co. Ltd.	3,200	15,681
Toho Gas Co. Ltd.	1,000	5,666
Tohoku Electric Power Co., Inc.*	1,400	12,864
Tokio Marine Holdings, Inc.	2,800	60,995
Tokyo Electric Power Co., Inc.* (The)	6,800	13,711
Tokyo Electron Ltd.	700	31,623
Tokyo Gas Co. Ltd.	1,000	4,747
Tokyu Corp.	1,600	7,106
Toppan Printing Co. Ltd.	2,000	12,200
Toray Industries, Inc.	4,200	28,086
Toshiba Corp.	26,000	97,881

	Number of Shares	Value

Japan (Continued)
Tosoh Corp.	4,000	$10,158
Toyo Seikan Kaisha Ltd.	1,700	19,265
Toyota Industries Corp.	700	18,545
Toyota Motor Corp.	8,500	329,761
Toyota Tsusho Corp.	700	12,926
Trend Micro, Inc.	200	5,482
Unicharm Corp.	700	37,832
West Japan Railway Co.	500	19,621
Yahoo Japan Corp.	42	12,226
Yakult Honsha Co. Ltd.	700	24,405
Yamaguchi Financial Group, Inc.	2,000	16,029
Yamaha Corp.	900	7,707
Yamaha Motor Co. Ltd.	900	8,947
Yamato Holdings Co. Ltd.	1,300	20,240

		6,621,734

Luxembourg — 0.0% (b)
Millicom International Cellular SA	91	7,785

		7,785

Netherlands — 5.0%
Aegon NV	3,352	14,117
Akzo Nobel NV	980	44,763
ASML Holding NV	1,994	91,474
European Aeronautic Defence & Space Co. NV	2,518	84,283
Fugro NV	700	40,249
Heineken Holding NV	1,050	42,507
Heineken NV	1,155	55,049
ING Groep NV*	12,852	74,230
Koninklijke Ahold NV	4,909	57,671
Koninklijke DSM NV	499	23,740
Koninklijke KPN NV	4,769	45,082
Koninklijke Philips Electronics NV	2,892	51,136
Randstad Holding NV	700	18,960
Royal Dutch Shell PLC, Class A	13,157	407,779
Royal Dutch Shell PLC, Class B	9,888	316,748
SBM Offshore NV*	700	9,140
Tenaris SA	573	9,126
TNT Express NV	1,400	15,580
Unilever NV	4,948	155,678

		1,557,312

New Zealand — 0.1%
Contact Energy Ltd.*	3,529	12,979
Fletcher Building Ltd.	1,353	6,413

		19,392

Norway — 0.9%
Aker Solutions ASA	700	9,204
Arcelormittal	2,521	34,835
DNB ASA	4,678	42,152
Seadrill Ltd.	1,000	32,985
Statoil ASA	3,572	80,554
Telenor ASA	4,202	61,399
Yara International ASA	546	20,546

		281,675

See Notes to Financial Statements.	22

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Portugal — 0.2%
Galp Energia SGPS SA, Class B	2,094	$24,924
Jeronimo Martins SGPS SA	1,400	24,867

		49,791

Singapore — 2.6%
Capitaland Ltd.	7,100	13,995
City Developments Ltd.	1,000	7,722
DBS Group Holdings Ltd.	7,000	71,814
Global Logistic Properties Ltd.*	49,000	79,093
Golden Agri-Resources Ltd.	17,000	8,575
Hutchison Port Holdings Trust, Class U	83,729	59,866
Jardine Cycle & Carriage Ltd.	300	9,806
Olam International Ltd.	9,000	11,629
Oversea-Chinese Banking Corp. Ltd.	17,000	110,290
SembCorp Industries Ltd.	23,000	86,210
SembCorp Marine Ltd.	23,000	79,784
Singapore Exchange Ltd.	3,000	14,411
Singapore Technologies Engineering Ltd.	39,000	89,586
Singapore Telecommunications Ltd.	14,000	33,680
United Overseas Bank Ltd.	9,000	123,553

		800,014

Spain — 2.2%
Acciona SA	700	36,743
Amadeus It Holding SA, Class A	700	12,823
Banco Popular Espanol SA	9,918	19,990
Banco Santander SA	34,708	184,326
Bankia SA*	9,894	12,760
Distribuidora Internacional de Alimentacion SA*	1,701	7,448
Enagas SA	909	14,196
Ferrovial SA	1,623	15,352
Gas Natural SDG SA	980	10,637
Grifols SA*	700	15,879
Iberdrola SA	14,459	54,977
Inditex SA	784	64,777
Mapfre SA	13,259	25,674
Red Electrica Corp. SA	493	18,242
Repsol YPF SA	2,325	34,729
Telefonica SA	13,185	145,703
Zardoya Otis SA	700	7,721

		681,977

Sweden — 2.8%
ASSA Abloy AB, Class B	236	6,111
Atlas Copco AB, Class A	2,717	54,718
Atlas Copco AB, Class B	511	9,166
Boliden AB	700	8,932
Electrolux AB	318	6,028
Hennes & Mauritz AB, Class B	3,514	104,387
Hexagon AB, Class B	1,027	18,166
Husqvarna AB, Class B	2,094	9,708
Investment AB Kinnevik, Class B	679	11,917
Investor AB, Class B	397	6,930
Lundin Petroleum AB*	702	12,369
Modern Times Group AB, Class B	700	28,195
Nordea Bank AB	7,704	56,949
Sandvik AB	4,038	50,305

	Number of Shares	Value

Sweden (Continued)
Scania AB, Class B	526	$8,349
Securitas AB, Class B	761	5,552
Skandinaviska Enskilda Banken AB, Class A	7,984	44,182
Skanska AB, Class B	783	10,390
SKF AB, Class B	1,236	24,381
Svenska Handelsbanken AB, Class A	2,115	59,102
Swedbank AB, Class A	3,922	55,716
Swedish Match AB	930	35,205
Telefonaktiebolaget LM Ericsson, Class B	13,689	116,266
Teliasonera AB	9,141	55,718
Volvo AB, Class B	5,147	57,779

		856,521

Switzerland — 9.2%
ABB Ltd.*	6,712	105,101
Adecco SA*	252	9,781
Aryzta AG*	219	9,875
Baloise Holding AG	700	43,167
Cie Financiere Richemont SA	1,692	96,414
Credit Suisse Group AG	3,974	75,319
Geberit AG*	112	21,677
Givaudan SA*	24	22,249
Glencore International PLC	6,282	32,966
Holcim Ltd.*	903	47,969
Julius Baer Group Ltd.*	630	19,756
Kuehne + Nagel International AG	168	17,849
Lonza Group AG*	154	5,473
Nestle SA	10,551	597,965
Novartis AG	6,610	343,311
Pargesa Holding SA	700	38,230
Roche Holding AG	2,386	372,387
Schindler Holding AG	700	77,974
Schindler Holding AG Participation Certificates	147	16,253
SGS SA	14	25,237
Sika AG	7	12,647
Sonova Holding AG*	707	66,235
Sulzer AG	756	90,127
Swatch Group AG (The)	147	56,524
Swiss Life Holding AG*	439	35,184
Swiss Re AG*	1,232	71,027
Swisscom AG	70	25,424
Syngenta AG	303	97,013
Transocean Ltd.	1,053	42,202
UBS AG*	12,046	135,794
Wolseley PLC	625	21,268
Xstrata PLC	8,132	115,617
Zurich Financial Services AG*	481	98,344

		2,846,359

United Kingdom — 19.1%
3i Group PLC	3,366	9,063
Admiral Group PLC	710	11,369
Aggreko PLC	397	13,448
Anglo American PLC	5,040	153,099
Antofagasta PLC	463	7,150
ARM Holdings PLC	5,117	39,944
Associated British Foods PLC	481	8,807
AstraZeneca PLC	5,084	205,131
Aviva PLC	11,245	45,320

See Notes to Financial Statements.	23

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

United Kingdom (Continued)
Babcock International Group PLC	528	$6,917
BAE Systems PLC	13,174	55,388
Barclays PLC	42,839	116,398
BG Group PLC	12,176	233,161
BHP Billiton PLC	7,961	207,905
BP PLC	64,494	392,521
British American Tobacco PLC	6,197	292,109
British Land Co. PLC REIT	3,137	23,352
British Sky Broadcasting Group PLC	5,119	54,279
BT Group PLC, Class A	22,763	72,374
Burberry Group PLC	632	13,315
Capita PLC	1,111	10,582
Carnival PLC	357	11,477
Centrica PLC	15,115	72,075
Cobham PLC	1,370	4,719
Compass Group PLC	7,248	71,045
Diageo PLC	7,442	177,433
Eurasian Natural Resources Corp. PLC	1,400	9,116
Fresnillo PLC	700	14,543
G4s PLC	1,428	6,079
GKN PLC	4,900	13,820
GlaxoSmithKline PLC	19,864	440,231
Hammerson PLC REIT	1,563	10,040
HSBC Holdings PLC	65,319	512,908
IMI PLC	500	6,820
Imperial Tobacco Group PLC	4,035	145,642
Intercontinental Hotels Group PLC	486	11,430
International Power PLC	1,820	11,613
Intertek Group PLC	189	7,704
Invensys PLC	2,795	9,447
Investec PLC	1,987	10,222
ITV PLC	5,523	6,205
J Sainsbury PLC	1,483	6,585
Johnson Matthey PLC	700	23,432
Kazakhmys PLC	700	7,174
Kingfisher PLC	5,620	24,425
Land Securities Group PLC REIT	3,096	33,829
Legal & General Group PLC	11,098	18,883
Lloyds Banking Group PLC*	139,876	54,713
Marks & Spencer Group PLC	3,583	18,300
Meggitt PLC	879	5,114
National Grid PLC	11,620	116,406
Next PLC	374	17,459
Old Mutual PLC	9,919	21,646
Pearson PLC	3,746	65,643
Prudential PLC	8,677	90,669
Randgold Resources Ltd.	210	16,814
Reckitt Benckiser Group PLC	2,054	109,023
Reed Elsevier PLC	2,111	15,551
Resolution Ltd.	2,874	8,544
Rexam PLC	2,794	17,362
Rio Tinto PLC	5,024	215,254
Rolls-Royce Holdings PLC*	7,409	93,862
Rolls-Royce Holdings PLC, Class C*	785,354	1,210
Royal Bank of Scotland Group PLC*	78,705	24,236
SABMiller PLC	3,133	115,644
Sage Group PLC (The)	2,580	10,199

	Number of Shares	Value
United Kingdom (Continued)

Segro PLC REIT	1,419	$4,663
Serco Group PLC	568	4,596
Severn Trent PLC	700	18,567
Smith & Nephew PLC	623	5,819
Smiths Group PLC	799	12,314
SSE PLC	3,123	63,678
Standard Chartered PLC	7,569	152,698
Standard Life PLC	3,471	10,950
Subsea 7 SA*	900	17,706
Tate & Lyle PLC	1,788	18,518
Tesco PLC	33,264	155,105
TUI Travel PLC	4,888	12,377
Tullow Oil PLC	3,644	79,861
Unilever PLC	4,888	153,755
Vedanta Resources PLC	700	10,022
Vodafone Group PLC	182,754	487,269
Weir Group PLC (The)	750	17,846
Whitbread PLC	700	20,099
WM Morrison Supermarkets PLC	4,385	18,666

		5,920,687

TOTAL COMMON STOCKS (Cost $32,740,529)		30,191,643

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA	987	64,305
Porsche Automobil Holding SE	418	21,429
RWE AG — Non Vote	700	23,318
Volkswagen AG	437	69,759

		178,811

TOTAL PREFERRED STOCKS (Cost $182,706)		178,811

RIGHTS — 0.0% (b)
Australia — 0.0% (b)
AGL Energy Ltd., expires 6/19/19*	106	363
SP Ausnet, expires 6/15/15*	2,513	24

		387

France — 0.0% (b)
Air Liquide SA, expires 6/8/12*	934	10,102
Vivendi SA, expires 5/31/31*	4	2

		10,104

Spain — 0.0% (b)
Gas Natural SDG SA, expires 6/20/20*	980	565
Telefonica SA, expires 6/11/11*	12,668	3,681

		4,246

TOTAL RIGHTS (Cost $0)		14,737

TOTAL INVESTMENTS — 98.1% (Cost $32,923,235)		$30,385,191
Other assets less liabilities — 1.9%		593,826

NET ASSETS — 100.0%		$30,979,017

See Notes to Financial Statements.	24

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

INDUSTRY BREAKDOWN AS OF MAY 31, 2012

	Value	% of Net Assets
Consumer, Non-cyclical	$6,699,495	21.6%
Financial	6,473,759	20.9
Industrial	3,747,663	12.1
Consumer, Cyclical	3,635,935	11.8
Basic Materials	2,861,901	9.2
Energy	2,484,372	8.0
Communications	2,331,145	7.5
Utilities	1,245,623	4.0
Technology	695,126	2.3
Diversified	210,172	0.7

TOTAL INVESTMENTS	30,385,191	98.1
Other assets less liabilities	593,826	1.9

NET ASSETS	$30,979,017	100.0%

As of May 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	5	$333,625	6/15/2012	$(51,460)

As of May 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
HSBC	6/5/2012	AUD	1,171,500	USD	1,215,314	$74,702
JPMorgan Chase & Co.	6/5/2012	AUD	1,171,500	USD	1,215,185	74,574
The Bank of New York Mellon	6/5/2012	AUD	31,000	USD	32,167	1,984
The Bank of New York Mellon	6/5/2012	AUD	4,000	USD	3,879	(15)
HSBC	6/5/2012	CHF	1,395,500	USD	1,538,012	101,226
JPMorgan Chase & Co.	6/5/2012	CHF	1,395,500	USD	1,537,995	101,209
The Bank of New York Mellon	6/5/2012	CHF	28,000	USD	28,814	(14)
The Bank of New York Mellon	6/5/2012	CHF	22,000	USD	24,237	1,586
HSBC	6/5/2012	EUR	3,661,500	USD	4,846,764	319,193
JPMorgan Chase & Co.	6/5/2012	EUR	3,661,500	USD	4,846,731	319,160
JPMorgan Chase & Co.	6/5/2012	EUR	1,436,091	USD	1,395,500	695
The Bank of New York Mellon	6/5/2012	EUR	36,000	USD	44,512	(3)
The Bank of New York Mellon	6/5/2012	EUR	24,000	USD	31,758	2,082
HSBC	6/5/2012	EUR	13,000	USD	17,103	1,028
The Bank of New York Mellon	6/5/2012	GBP	79,439	USD	60,000	(5,246)
HSBC	6/5/2012	HKD	4,932,000	USD	635,816	367
JPMorgan Chase & Co.	6/5/2012	HKD	4,932,000	USD	635,812	362
HSBC	6/5/2012	ILS	314,000	USD	83,108	2,689
JPMorgan Chase & Co.	6/5/2012	ILS	314,000	USD	83,114	2,695
HSBC	6/5/2012	JPY	286,424,500	USD	3,588,110	(67,316)
JPMorgan Chase & Co.	6/5/2012	JPY	286,424,500	USD	3,588,155	(67,271)
HSBC	6/5/2012	JPY	1,942,500	USD	24,318	(472)
HSBC	6/5/2012	JPY	1,000,000	USD	12,473	(289)
The Bank of New York Mellon	6/5/2012	JPY	658,000	USD	8,247	(151)
HSBC	6/5/2012	NOK	938,500	USD	163,625	10,177
JPMorgan Chase & Co.	6/5/2012	NOK	938,500	USD	163,624	10,177
HSBC	6/5/2012	NZD	9,000	USD	7,347	567
JPMorgan Chase & Co.	6/5/2012	NZD	9,000	USD	7,347	566
HSBC	6/5/2012	SEK	2,981,000	USD	442,785	32,516
JPMorgan Chase & Co.	6/5/2012	SEK	2,981,000	USD	442,783	32,513

See Notes to Financial Statements.	25

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/5/2012	SEK	80,000	USD	11,003	$(8)
HSBC	6/5/2012	SGD	700,000	USD	565,753	22,524
JPMorgan Chase & Co.	6/5/2012	SGD	700,000	USD	565,756	22,528
HSBC	6/5/2012	USD	1,136,296	AUD	1,171,500	4,315
JPMorgan Chase & Co.	6/5/2012	USD	1,136,179	AUD	1,171,500	4,432
The Bank of New York Mellon	6/5/2012	USD	36,062	AUD	35,000	(1,985)
HSBC	6/5/2012	USD	1,436,069	CHF	1,395,500	717
The Bank of New York Mellon	6/5/2012	USD	55,105	CHF	50,000	(3,626)
HSBC	6/5/2012	USD	4,543,336	EUR	3,674,500	311
JPMorgan Chase & Co.	6/5/2012	USD	4,527,276	EUR	3,661,500	295
HSBC	6/5/2012	USD	635,497	HKD	4,932,000	(48)
JPMorgan Chase & Co.	6/5/2012	USD	635,500	HKD	4,932,000	(50)
HSBC	6/5/2012	USD	80,487	ILS	314,000	(68)
JPMorgan Chase & Co.	6/5/2012	USD	80,484	ILS	314,000	(65)
HSBC	6/5/2012	USD	3,690,200	JPY	289,367,000	2,780
JPMorgan Chase & Co.	6/5/2012	USD	3,652,726	JPY	286,424,500	2,701
The Bank of New York Mellon	6/5/2012	USD	8,391	JPY	658,000	6
HSBC	6/5/2012	USD	153,549	NOK	938,500	(102)
JPMorgan Chase & Co.	6/5/2012	USD	153,545	NOK	938,500	(98)
HSBC	6/5/2012	USD	6,763	NZD	9,000	18
JPMorgan Chase & Co.	6/5/2012	USD	6,763	NZD	9,000	18
HSBC	6/5/2012	USD	409,996	SEK	2,981,000	273
JPMorgan Chase & Co.	6/5/2012	USD	409,984	SEK	2,981,000	285
The Bank of New York Mellon	6/5/2012	USD	11,898	SEK	80,000	(888)
JPMorgan Chase & Co.	6/5/2012	USD	543,165	SGD	700,000	64
HSBC	6/5/2012	USD	497,769	SGD	641,500	61
HSBC	6/5/2012	USD	28,228	SGD	35,000	(1,067)
HSBC	6/5/2012	USD	18,796	SGD	23,500	(559)
HSBC	6/6/2012	DKK	1,275,500	USD	226,976	14,712
JPMorgan Chase & Co.	6/6/2012	DKK	1,275,500	USD	226,975	14,711
HSBC	6/6/2012	EUR	212,244	USD	1,275,500	21
HSBC	6/6/2012	GBP	2,136,000	USD	3,467,839	175,952
JPMorgan Chase & Co.	6/6/2012	GBP	2,136,000	USD	3,467,790	175,903
JPMorgan Chase & Co.	6/6/2012	GBP	212,247	USD	1,275,500	17
The Bank of New York Mellon	6/6/2012	GBP	50,000	USD	81,143	4,085
HSBC	6/6/2012	GBP	20,992	USD	33,583	1,231
The Bank of New York Mellon	6/6/2012	GBP	20,000	USD	30,783	(40)
HSBC	6/6/2012	GBP	14,000	USD	22,520	944
HSBC	6/6/2012	USD	3,341,482	GBP	2,170,992	4,332
JPMorgan Chase & Co.	6/6/2012	USD	3,287,624	GBP	2,136,000	4,262
The Bank of New York Mellon	6/6/2012	USD	113,553	GBP	70,000	(5,672)
HSBC	7/5/2012	AUD	1,356,500	USD	1,312,075	(4,913)
JPMorgan Chase & Co.	7/5/2012	AUD	1,356,500	USD	1,311,932	(5,055)
HSBC	7/5/2012	CHF	1,336,000	USD	1,375,504	(777)
JPMorgan Chase & Co.	7/5/2012	CHF	1,336,000	USD	1,375,405	(876)
HSBC	7/5/2012	DKK	1,206,500	USD	200,852	(31)
JPMorgan Chase & Co.	7/5/2012	DKK	1,206,500	USD	200,849	(33)
HSBC	7/5/2012	EUR	3,342,000	USD	4,132,724	(439)
JPMorgan Chase & Co.	7/5/2012	EUR	3,342,000	USD	4,132,727	(436)
HSBC	7/5/2012	EUR	8,258	USD	8,000	(17)
HSBC	7/5/2012	GBP	2,307,500	USD	3,551,035	(4,682)
JPMorgan Chase & Co.	7/5/2012	GBP	2,307,500	USD	3,551,028	(4,689)
HSBC	7/5/2012	HKD	3,666,000	USD	472,408	31
JPMorgan Chase & Co.	7/5/2012	HKD	3,666,000	USD	472,407	30
HSBC	7/5/2012	HKD	1,638,000	USD	211,058	(4)
HSBC	7/5/2012	ILS	273,000	USD	69,886	52
JPMorgan Chase & Co.	7/5/2012	ILS	273,000	USD	69,885	51

See Notes to Financial Statements.	26

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

May 31, 2012

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
HSBC	7/5/2012	JPY	265,961,000	USD	3,392,663	$(2,696)
JPMorgan Chase & Co.	7/5/2012	JPY	265,961,000	USD	3,392,659	(2,700)
HSBC	7/5/2012	NOK	834,000	USD	136,293	95
JPMorgan Chase & Co.	7/5/2012	NOK	834,000	USD	136,286	87
HSBC	7/5/2012	NZD	13,000	USD	9,749	(25)
JPMorgan Chase & Co.	7/5/2012	NZD	13,000	USD	9,748	(26)
HSBC	7/5/2012	SEK	3,237,000	USD	444,676	(292)
JPMorgan Chase & Co.	7/5/2012	SEK	3,237,000	USD	444,658	(310)
HSBC	7/5/2012	SGD	517,500	USD	401,566	(54)
JPMorgan Chase & Co.	7/5/2012	SGD	517,500	USD	401,564	(56)
HSBC	7/5/2012	SGD	267,000	USD	207,547	334
HSBC	7/5/2012	USD	494,595	AUD	509,000	(422)
HSBC	7/5/2012	USD	2,477	EUR	2,000	(3)
HSBC	7/5/2012	USD	1,031,464	GBP	669,000	(576)
HSBC	7/5/2012	USD	155,500	JPY	12,178,000	(31)
HSBC	7/5/2012	USD	6,788	NZD	9,000	(21)
HSBC	7/5/2012	USD	125,362	SEK	910,000	(270)

						$1,363,759

Currency Abbrevations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

* Non-income producing securities.

(a) Affiliated Company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	27

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 90.8%
Brazil — 7.2%
Banco do Brasil SA	700	$6,942
Banco Santander Brasil SA	1,000	8,081
BM&FBovespa SA	2,300	10,891
BR Malls Participacoes SA	900	9,907
BRF — Brasil Foods SA	800	12,451
CCR SA	1,600	12,455
Centrais Eletricas Brasileiras SA	800	5,263
Cia Siderurgica Nacional SA	900	5,797
Cielo SA	480	12,971
Cosan SA Industria e Comercio	200	2,971
CPFL Energia SA	400	4,895
Duratex SA	400	1,916
Ecorodovias Infraestrutura e Logistica SA	400	3,201
EDP — Energias do Brasil SA	300	1,919
Embraer SA	1,300	9,250
HRT Participacoes em Petroleo SA*	16,900	56,562
JBS SA*	900	2,432
Localiza Rent a Car SA	200	3,173
Lojas Renner SA	200	5,766
Multiplan Empreendimentos Imobiliarios SA	100	2,375
Natura Cosmeticos SA	400	8,588
OGX Petroleo e Gas Participacoes SA*	1,500	7,660
Oi SA	39	184
PDG Realty SA Empreendimentos e Participacoes	1,700	2,832
Petroleo Brasileiro SA	4,100	40,251
Redecard SA	700	10,759
Souza Cruz SA	300	4,016
Tim Participacoes SA	1,000	4,834
Totvs SA	200	3,620
Tractebel Energia SA	200	3,317
Ultrapar Participacoes SA	600	12,343
Vale SA	1,600	29,820

		307,442

Chile — 1.8%
AES Gener SA	5,200	2,865
Banco de Credito e Inversiones	101	6,038
Banco Santander Chile	60,375	4,319
Capital SA	100	3,559
Cencosud SA	1,355	7,348
Colbun SA*	10,500	2,803
Corpbanca	190,700	2,306
E.CL SA	1,100	2,547
Empresa Nacional de Electricidad SA	5,337	8,436
Empresas CMPC SA	1,950	7,243
Empresas COPEC SA	543	7,248
Enersis SA	22,969	7,954
ENTEL Chile SA	200	3,559
Lan Airlines SA	174	4,443
SACI Falabella	460	4,138

		74,806

China — 18.0%
Agile Property Holdings Ltd.	1,800	2,090
Agricultural Bank of China Ltd., Class H	20,000	8,091

	Number of Shares	Value

China (Continued)
Air China Ltd., Class H*	3,100	$1,893
Alibaba.com Ltd.*	3,000	5,187
Angang Steel Co. Ltd., Class H*	2,900	1,663
Anhui Conch Cement Co. Ltd., Class H*	2,500	7,698
Anta Sports Products Ltd.	6,000	4,917
Bank of China Ltd., Class H*	100,000	38,523
Bank of Communications Co. Ltd., Class H	11,000	7,143
Beijing Enterprises Holdings Ltd.	900	5,166
Belle International Holdings Ltd., Class A	5,000	8,027
Brilliance China Automotive Holdings Ltd.*	3,400	3,334
Byd Co. Ltd., Class H*	3,500	7,116
China Citic Bank Corp. Ltd., Class H	10,000	5,179
China Coal Energy Co. Ltd., Class H	8,000	7,411
China Communications Construction Co. Ltd., Class H*	6,000	5,643
China Construction Bank Corp., Class H	93,000	64,464
China Life Insurance Co. Ltd., Class H	9,000	21,128
China Longyuan Power Group Corp., Class H	10,000	6,120
China Mengniu Dairy Co. Ltd.*	2,000	5,476
China Merchants Bank Co. Ltd., Class H	4,500	8,685
China Minsheng Banking Corp. Ltd., Class H*	8,500	8,115
China Mobile Ltd.	7,500	75,855
China National Building Material Co. Ltd., Class H	6,000	7,282
China Overseas Land & Investment Ltd.	6,000	12,538
China Pacific Insurance Group Co. Ltd., Class H	2,400	7,143
China Petroleum & Chemical Corp., Class H	20,000	17,806
China Resources Cement Holdings Ltd.	3,300	2,415
China Resources Enterprise Ltd.	2,000	6,326
China Resources Power Holdings Co. Ltd.	2,900	5,246
China Rongsheng Heavy Industries Group Holdings Ltd.	17,000	4,665
China Shanshui Cement Group Ltd.	10,000	7,975
China Shenhua Energy Co. Ltd., Class H	4,000	14,095
China State Construction International Holdings Ltd.	2,900	2,649
China Telecom Corp. Ltd., Class H	18,000	8,256
China Unicom Hong Kong Ltd.	8,000	10,988
China Yurun Food Group Ltd.	3,000	3,069
China Zhongwang Holdings Ltd.*	7,100	2,772
CNOOC Ltd.	24,000	43,413
Country Garden Holdings Co. Ltd.*	24,129	9,047
Dongfeng Motor Group Co. Ltd., Class H*	6,000	10,204
ENN Energy Holdings Ltd.*	900	3,479
Fosun International Ltd.	12,500	6,845
GOME Electrical Appliances Holding Ltd.	13,000	2,043
Guangdong Investment Ltd.	6,100	4,040
Hengan International Group Co. Ltd.	500	4,783
Industrial & Commercial Bank of China, Class H	84,000	51,083
Intime Department Store Group Co. Ltd.	1,700	1,768
Kunlun Energy Co. Ltd.	4,000	6,834
Lee & Man Paper Manufacturing Ltd.	17,000	7,469
Lenovo Group Ltd.	8,000	6,803
Longfor Properties Co. Ltd.	3,200	4,964
Minmetals Resources Ltd.*	4,000	1,716
Nine Dragons Paper Holdings Ltd.	11,000	6,902

See Notes to Financial Statements.	28

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

China (Continued)
Parkson Retail Group Ltd.	7,000	$6,962
PetroChina Co. Ltd., Class H	24,000	30,365
PICC Property & Casualty Co. Ltd., Class H	6,000	6,671
Ping An Insurance Group Co., Class H	2,000	14,726
Poly Hong Kong Investments Ltd.*	15,000	7,286
Sany Heavy Equipment International Holdings Co. Ltd.	2,800	1,703
Shanghai Industrial Holdings Ltd.	3,000	8,387
Shougang Fushan Resources Group Ltd.	4,900	1,622
Sinopharm Group Co. Ltd., Class H*	900	2,039
Soho China Ltd.	12,000	8,132
Tencent Holdings Ltd.	1,300	35,743
Tingyi Cayman Islands Holding Corp.*	4,000	9,493
Tsingtao Brewery Co. Ltd., Class H*	800	5,014
Uni-President China Holdings Ltd.	5,900	5,199
Want Want China Holdings Ltd.	11,000	12,599
Wumart Stores, Inc., Class H*	2,300	5,067
Yanzhou Coal Mining Co. Ltd., Class H*	4,000	6,731
Zhongsheng Group Holdings Ltd.	3,100	4,993

		766,274

Colombia — 1.3%
Almacenes Exito SA	200	3,225
BanColombia SA, ADR*	200	11,842
Cementos Argos SA	500	3,063
Ecopetrol SA, ADR	300	17,869
Grupo de Inversiones Suramericana SA	450	7,749
Interconexion Electrica SA Esp	800	4,998
Isagen SA Esp	3,800	5,301

		54,047

Czech Republic — 0.2%
CEZ AS*	200	7,069
Telefonica Czech Republic AS	100	1,827

		8,896

Egypt — 0.2%
Orascom Construction Industries	222	9,477

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC*	78	4,813

India — 6.0%
Axis Bank Ltd. GDR	1,300	22,347
Dr Reddy’s Laboratories Ltd., ADR	1,100	32,373
HDFC Bank Ltd., ADR*	1,600	44,736
ICICI Bank Ltd., ADR	800	22,520
Infosys Ltd., ADR	500	21,050
Larsen & Toubro Ltd. GDR	1,200	24,288
Reliance Industries Ltd. GDR 144A	1,600	38,752
Sterlite Industries India Ltd., ADR	2,200	14,674
Tata Motors Ltd., ADR	600	12,474
Wipro Ltd., ADR	2,400	20,640

		253,854

Indonesia — 3.2%
Adaro Energy TBK PT	29,500	4,613
Astra Agro Lestari Tbk PT	4,000	8,702
Astra International Tbk PT	2,500	17,101

	Number of Shares	Value

Indonesia (Continued)
Bank Central Asia Tbk PT	14,500	$10,797
Bank Danamon Indonesia Tbk PT	14,000	7,894
Bank Mandiri Tbk PT	12,500	9,176
Bank Negara Indonesia Persero Tbk PT	9,500	3,739
Bank Rakyat Indonesia Persero Tbk PT	13,500	8,114
Bumi Resources Tbk PT	20,000	3,021
Charoen Pokphand Indonesia Tbk PT	17,900	4,999
Gudang Garam TBK PT	1,000	5,755
Indo Tambangraya Megah PT	2,000	7,192
Indosat Tbk PT	16,500	6,846
Perusahaan Gas Negara PT	21,500	8,463
Semen Gresik Persero TBK PT	4,000	4,660
Telekomunikasi Indonesia Tbk PT	12,000	9,957
Unilever Indonesia TBK PT	2,000	4,372
United Tractors Tbk PT	4,000	9,830
XL Axiata Tbk PT	4,400	2,762

		137,993

Malaysia — 3.6%
AirAsia Bhd	3,100	3,440
AMMB Holdings Bhd	2,200	4,307
Axiata Group Bhd	3,300	5,587
British American Tobacco Malaysia Bhd	200	3,433
CIMB Group Holdings Bhd	5,800	13,715
DiGi.Com Bhd	4,000	5,045
Genting Bhd	6,600	13,249
Hong Leong Bank Bhd	700	2,710
IOI Corp. Bhd	5,700	9,435
Kuala Lumpur Kepong Bhd	700	4,935
Lafarge Malayan Cement Bhd	1,300	2,881
Malayan Banking Bhd	3,900	10,759
Malaysia Marine & Heavy Engineering Holdings Bhd	1,200	1,884
Maxis Bhd	2,900	5,659
MMC Corp. Bhd	3,300	2,809
Petronas Chemicals Group Bhd	4,300	9,083
Petronas Dagangan Bhd	600	3,916
Petronas Gas Bhd	1,000	5,423
Public Bank Bhd	2,300	9,993
RHB Capital Bhd	900	2,108
Sime Darby Bhd	3,300	10,072
Telekom Malaysia Bhd	2,400	4,079
Tenaga Nasional Bhd	4,400	9,253
UMW Holdings Bhd	1,300	3,275
YTL Corp. Bhd	5,900	3,423
YTL Power International Bhd	4,300	2,250

		152,723

Mexico — 4.4%
Alfa SAB de CV, Class A	400	4,989
America Movil SAB de CV	51,500	60,291
Arca Continental SAB de CV	1,000	4,953
Cemex SAB de CV	12,688	7,118
Coca-Cola Femsa SAB de CV	400	4,634
Fomento Economico Mexicano SAB de CV	2,300	18,078
Grupo Bimbo SAB de CV	2,200	4,823
Grupo Carso SAB de CV	900	2,510

See Notes to Financial Statements.	29

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Mexico (Continued)
Grupo Financiero Banorte SAB de CV, Class O	2,200	$9,829
Grupo Financiero Inbursa SA, Class O	4,200	8,666
Grupo Mexico SAB de CV	4,611	12,175
Grupo Modelo SAB de CV	900	6,256
Grupo Televisa SAB de CV	2,800	10,646
Industrias Penoles SAB de CV	270	10,311
Minera Frisco SAB de CV*	800	3,130
Wal-Mart de Mexico SAB de CV	7,500	17,979

		186,388

Peru — 0.6%
Cia de Minas Buenaventura SA, Class B, ADR	300	11,742
Credicorp Ltd.	100	12,477
Southern Copper Corp.	104	2,959

		27,178

Philippines — 0.9%
Aboitiz Power Corp.	4,600	3,738
Ayala Land, Inc.	8,700	3,928
Bank of the Philippine Islands	2,300	3,542
BDO Unibank, Inc.	2,369	3,839
Energy Development Corp.	20,200	2,786
Manila Electric Co.	500	2,586
Metropolitan Bank & Trust	1,900	3,925
Philippine Long Distance Telephone Co.	100	5,379
San Miguel Corp.	1,900	5,110
SM Investments Corp.	200	3,236

		38,069

Poland — 1.2%
Bank Pekao SA*	163	6,481
Enea SA	400	1,805
Grupa Lotos SA*	200	1,314
Kernel Holding SA*	100	1,579
KGHM Polska Miedz SA	167	6,028
PGE SA	1,094	5,707
Polski Koncern Naftowy Orlen SA*	521	4,885
Powszechna Kasa Oszczednosci Bank Polski SA	746	6,733
Powszechny Zaklad Ubezpieczen SA	70	5,843
Synthos SA	1,600	2,414
Tauron Polska Energia SA	1,300	1,573
Telekomunikacja Polska SA	1,489	6,739

		51,101

Russia — 5.6%
Gazprom OAO, ADR*	2,800	24,542
LSR Group GDR	5,267	21,595
Lukoil OAO, ADR*	700	36,329
Magnit OJSC GDR*	173	4,256
Mechel, ADR*	100	531
MMC Norilsk Nickel OJSC, ADR*	1,892	28,229
Mobile Telesystems OJSC, ADR*	400	6,656
NovaTek OAO GDR	286	27,170
Novolipetsk Steel OJSC GDR	194	3,061
Rosneft Oil Co. GDR*	5,600	34,440
Severstal OAO GDR	300	3,279
Sistema JSFC GDR	336	5,739
Surgutneftegas OJSC, ADR*	1,700	12,776
Tatneft, ADR*	400	12,188

	Number of Shares	Value

Russia (Continued)
TMK OAO GDR	189	$2,342
VTB Bank OJSC GDR*	5,000	15,700

		238,833

South Africa — 7.8%
AngloGold Ashanti Ltd., ADR*	2,100	75,726
Gold Fields Ltd., ADR	4,900	64,925
Harmony Gold Mining Co. Ltd., ADR	3,700	36,482
Impala Platinum Holdings Ltd., ADR	2,100	32,235
Sappi Ltd., ADR*	8,000	25,600
Sasol Ltd., ADR	2,300	97,704

		332,672

South Korea — 14.1%
Amorepacific Corp.	5	4,592
Celltrion, Inc.	289	8,215
Cheil Industries, Inc.	81	6,678
Daewoo Engineering & Construction Co. Ltd.*	300	2,168
Daewoo International Corp.	100	2,457
DGB Financial Group, Inc.	200	2,483
Doosan Corp.	26	2,754
Doosan Heavy Industries & Construction Co. Ltd.	100	4,575
Doosan Infracore Co. Ltd.*	100	1,648
E-Mart Co. Ltd.	27	6,039
GS Engineering & Construction Corp.	46	3,137
Hana Financial Group, Inc.	280	8,825
Hankook Tire Co. Ltd.	100	4,025
Hanwha Corp.	100	2,385
Honam Petrochemical Corp.	28	5,931
Hynix Semiconductor, Inc.	600	11,743
Hyundai Department Store Co. Ltd.	18	2,211
Hyundai Engineering & Construction Co. Ltd.	129	7,269
Hyundai Heavy Industries Co. Ltd.	50	11,311
Hyundai Merchant Marine Co. Ltd.*	100	2,122
Hyundai Mipo Dockyard	18	1,800
Hyundai Mobis	81	19,010
Hyundai Motor Co.	220	45,483
Hyundai Steel Co.	92	6,602
Hyundai Wia Corp.	23	3,401
Kangwon Land, Inc.	100	2,135
KB Financial Group, Inc.	392	12,256
KIA Motors Corp.	285	19,366
Korea Electric Power Corp.*	380	7,244
Korea Exchange Bank	400	2,782
Korea Gas Corp.	100	3,504
Korea Kumho Petrochemical	14	1,394
Korea Life Insurance Co. Ltd.*	400	2,064
Korean Air Lines Co. Ltd.*	100	3,830
KT&G Corp.	165	10,988
LG Chem Ltd.	55	13,560
LG Corp.	133	6,197
LG Display Co. Ltd.*	320	5,667
LG Electronics, Inc.	117	6,552
LG Household & Health Care Ltd.	13	6,433
LG Uplus Corp.	600	2,760
Lotte Shopping Co. Ltd.	22	5,881

See Notes to Financial Statements.	30

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

South Korea (Continued)
LS Corp.	100	$6,888
NCSoft Corp.	20	4,067
NHN Corp.	57	11,712
OCI Co. Ltd.	26	4,483
POSCO	78	23,924
Samsung C&T Corp.	149	8,585
Samsung Card Co.	100	2,813
Samsung Electro-Mechanics Co. Ltd.	117	10,111
Samsung Electronics Co. Ltd.	143	146,727
Samsung Engineering Co. Ltd.	44	7,009
Samsung Fire & Marine Insurance Co. Ltd.	49	8,739
Samsung Heavy Industries Co. Ltd.	240	7,432
Samsung Life Insurance Co. Ltd.	117	9,675
Samsung SDI Co. Ltd.	66	8,556
Shinhan Financial Group Co. Ltd.	510	16,399
SK C&C Co. Ltd.	25	1,987
SK Holdings Co. Ltd.	53	5,501
SK Innovation Co. Ltd.	56	6,643
SK Networks Co. Ltd.	300	2,145
SK Telecom Co. Ltd., ADR	200	2,228
S-Oil Corp.	74	5,812
Woongjin Coway Co. Ltd.	100	2,991
Woori Finance Holdings Co. Ltd.	790	7,363

		601,267

Taiwan — 11.0%
Advanced Semiconductor Engineering, Inc., ADR	13,203	61,130
AU Optronics Corp., ADR*	10,800	43,092
Chunghwa Telecom Co. Ltd., ADR	2,300	68,632
Hon Hai Precision Industry Co. Ltd. GDR	19,950	115,810
Siliconware Precision Industries Co., ADR	8,700	45,414
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,900	94,737
United Microelectronics Corp., ADR	19,700	41,567

		470,382

Thailand — 2.2%
Bangkok Bank PCL, NVDR	3,700	21,405
Bank of Ayudhya PCL, NVDR	3,400	3,019
Indorama Ventures PCL, NVDR	2,200	1,936
IRPC PCL, NVDR	16,900	1,944
Kasikornbank PCL, NVDR	4,900	24,034
Krung Thai Bank PCL, NVDR	5,200	2,452
PTT Exploration & Production PCL, NVDR	1,800	8,883
PTT Global Chemical PCL, NVDR	2,441	4,163
PTT PCL, NVDR	1,000	9,838
Siam Commercial Bank PCL, NVDR	2,900	12,807
Thai Oil PCL, NVDR	1,300	2,309

		92,790

Turkey — 1.4%
Akbank TAS	2,182	6,669
Arcelik AS	600	2,516
Bim Birlesik Magazalar AS	198	8,017
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,700	1,869

	Number of Shares	Value

Turkey (Continued)
Enka Insaat ve Sanayi AS	1,120	$2,414
Eregli Demir ve Celik Fabrikalari TAS	1,725	1,988
Haci Omer Sabanci Holding AS	700	2,763
Turk Hava Yollari*	1,320	1,784
Turk Telekomunikasyon AS	600	2,053
Turkcell Iletisim Hizmetleri AS*	1,768	7,718
Turkiye Garanti Bankasi AS	2,508	8,042
Turkiye Halk Bankasi AS	400	2,456
Turkiye Is Bankasi, Class C	3,168	6,388
Turkiye Vakiflar Bankasi Tao, Class D	1,300	2,071
Yapi ve Kredi Bankasi AS*	1,200	1,873

		58,621

TOTAL COMMON STOCKS (Cost $4,640,091)		3,867,626

PREFERRED STOCKS — 7.3%
Brazil — 6.8%
AES Tiete SA	200	2,697
Banco Bradesco SA	2,300	33,756
Bradespar SA	500	7,824
Braskem SA	200	1,116
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200	7,576
Cia de Bebidas das Americas	900	34,405
Cia de Transmissao de Energia Electrica Paulista	100	2,955
Cia Energetica de Minas Gerais	750	13,082
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100	1,190
Gerdau SA	1,000	7,864
Itau Unibanco Holding SA	3,100	45,036
Itausa — Investimentos Itau SA	3,080	13,454
Klabin SA	900	3,793
Metalurgica Gerdau SA, Class A	500	4,946
Oi SA	400	1,587
Petroleo Brasileiro SA	5,400	51,219
Telefonica Brasil SA	500	11,899
Vale SA	2,400	43,696

		288,095

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	165	8,587

South Korea — 0.3%
Samsung Electronics Co. Ltd.	25	15,060

TOTAL PREFERRED STOCKS (Cost $386,010)		311,742

RIGHTS — 0.0% (a)
Chile — 0.0% (a)
Corpbanca, expires 6/15/15*	32,753	8

Philippines — 0.0% (a)
Ayala Land, Inc., expires 6/22/22*	8,700	—

Poland — 0.0% (a)
Global Trade Centre SA, expires 6/29/29*	400	68

TOTAL RIGHTS (Cost $0)		76

See Notes to Financial Statements.	31

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

May 31, 2012

Value

TOTAL INVESTMENTS — 98.1% (Cost $5,026,101)	$4,179,444
Other assets less liabilities — 1.9%	81,363

NET ASSETS — 100.0%	$4,260,807

INDUSTRY BREAKDOWN AS OF MAY 31, 2012

	Value	% of Net Assets
Financial	$892,954	21.0%
Basic Materials	651,333	15.3
Energy	564,778	13.3
Technology	470,476	11.0
Communications	394,473	9.2
Industrial	372,781	8.7
Consumer, Non-cyclical	326,848	7.7
Consumer, Cyclical	296,983	7.0
Utilities	149,552	3.5
Diversified	59,266	1.4

TOTAL INVESTMENTS	4,179,444	98.1
Other assets less liabilities	81,363	1.9

NET ASSETS	$4,260,807	100.0%

As of May 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	1	$45,375	6/15/2012	$(8,140)

As of May 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
HSBC	6/5/2012	BRL	613,000	USD	323,253	$19,651
JPMorgan Chase & Co.	6/5/2012	BRL	563,024	USD	296,578	17,729
The Bank of New York Mellon	6/5/2012	BRL	45,543	USD	24,256	1,700
HSBC	6/5/2012	BRL	6,000	USD	3,104	133
The Bank of New York Mellon	6/5/2012	CLP	46,095,000	USD	95,022	5,904
JPMorgan Chase & Co.	6/5/2012	COP	83,453,000	USD	47,202	1,580
JPMorgan Chase & Co.	6/5/2012	COP	657,000	USD	370	11
JPMorgan Chase & Co.	6/5/2012	EGP	55,000	USD	9,101	38
HSBC	6/5/2012	HKD	6,114,000	USD	788,195	454
JPMorgan Chase & Co.	6/5/2012	HUF	2,607,000	USD	11,996	1,280
HSBC	6/5/2012	IDR	1,550,370,000	USD	168,336	3,499
HSBC	6/5/2012	INR	16,181,741	USD	305,777	17,921
JPMorgan Chase & Co.	6/5/2012	KRW	390,617,500	USD	344,566	13,724
HSBC	6/5/2012	KRW	383,617,500	USD	338,406	13,493
JPMorgan Chase & Co.	6/5/2012	MAD	2,000	USD	236	12
JPMorgan Chase & Co.	6/5/2012	MXN	2,775,000	USD	212,664	19,399
HSBC	6/5/2012	MYR	487,000	USD	160,445	6,954
HSBC	6/5/2012	PHP	1,523,000	USD	35,988	994
JPMorgan Chase & Co.	6/5/2012	PLN	200,000	USD	63,192	6,827
JPMorgan Chase & Co.	6/5/2012	RUB	7,094,958	USD	241,013	28,638
JPMorgan Chase & Co.	6/5/2012	RUB	506,000	USD	17,157	2,011

See Notes to Financial Statements.	32

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

May 31, 2012

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
HSBC	6/5/2012	THB	3,289,000	USD	106,786	$3,436
HSBC	6/5/2012	TRY	106,000	USD	59,825	3,053
HSBC	6/5/2012	TWD	16,025,146	USD	550,125	13,209
HSBC	6/5/2012	USD	291,552	BRL	590,000	658
JPMorgan Chase & Co.	6/5/2012	USD	263,891	BRL	534,024	595
The Bank of New York Mellon	6/5/2012	USD	19,540	BRL	39,543	44
HSBC	6/5/2012	USD	15,214	BRL	29,000	(851)
JPMorgan Chase & Co.	6/5/2012	USD	15,214	BRL	29,000	(851)
The Bank of New York Mellon	6/5/2012	USD	3,128	BRL	6,000	(157)
JPMorgan Chase & Co.	6/5/2012	USD	86,204	CLP	44,826,000	461
JPMorgan Chase & Co.	6/5/2012	USD	2,608	CLP	1,269,000	(154)
JPMorgan Chase & Co.	6/5/2012	USD	45,837	COP	84,110,000	144
JPMorgan Chase & Co.	6/5/2012	USD	8,775	EGP	53,000	(41)
JPMorgan Chase & Co.	6/5/2012	USD	324	EGP	2,000	6
HSBC	6/5/2012	USD	787,800	HKD	6,114,000	(59)
JPMorgan Chase & Co.	6/5/2012	USD	10,655	HUF	2,607,000	61
HSBC	6/5/2012	USD	160,307	IDR	1,542,154,000	3,656
HSBC	6/5/2012	USD	893	IDR	8,216,000	(20)
HSBC	6/5/2012	USD	284,356	INR	16,054,741	1,241
HSBC	6/5/2012	USD	2,395	INR	127,000	(136)
JPMorgan Chase & Co.	6/5/2012	USD	327,530	KRW	388,122,500	1,200
HSBC	6/5/2012	USD	321,351	KRW	381,122,500	1,449
JPMorgan Chase & Co.	6/5/2012	USD	2,205	KRW	2,495,000	(92)
HSBC	6/5/2012	USD	2,204	KRW	2,495,000	(91)
JPMorgan Chase & Co.	6/5/2012	USD	237	MAD	2,000	(13)
JPMorgan Chase & Co.	6/5/2012	USD	193,679	MXN	2,775,000	(414)
HSBC	6/5/2012	USD	147,372	MYR	471,000	1,077
HSBC	6/5/2012	USD	5,281	MYR	16,000	(238)
HSBC	6/5/2012	USD	34,411	PHP	1,501,000	77
HSBC	6/5/2012	USD	521	PHP	22,000	(16)
JPMorgan Chase & Co.	6/5/2012	USD	56,142	PLN	200,000	222
JPMorgan Chase & Co.	6/5/2012	USD	227,052	RUB	7,600,958	469
HSBC	6/5/2012	USD	94,415	THB	3,009,000	136
HSBC	6/5/2012	USD	9,098	THB	280,000	(299)
HSBC	6/5/2012	USD	56,878	TRY	106,000	(106)
HSBC	6/5/2012	USD	501,175	TWD	14,985,146	896
HSBC	6/5/2012	USD	13,746	TWD	400,000	(344)
HSBC	6/5/2012	USD	13,666	TWD	400,000	(264)
HSBC	6/5/2012	USD	8,265	TWD	240,000	(224)
JPMorgan Chase & Co.	6/5/2012	USD	309,838	ZAR	2,653,000	2,405
JPMorgan Chase & Co.	6/5/2012	ZAR	2,653,000	USD	340,661	28,419
JPMorgan Chase & Co.	6/6/2012	CZK	193,000	USD	10,240	961
JPMorgan Chase & Co.	6/6/2012	USD	9,245	CZK	193,000	35
HSBC	6/7/2012	USD	16,962	GBP	11,000	(9)
HSBC	7/5/2012	BRL	550,500	USD	270,456	(429)
JPMorgan Chase & Co.	7/5/2012	BRL	550,500	USD	270,403	(482)
JPMorgan Chase & Co.	7/5/2012	EGP	55,000	USD	9,103	287
HSBC	7/5/2012	HKD	6,098,000	USD	785,800	51
JPMorgan Chase & Co.	7/5/2012	HUF	1,218,000	USD	4,955	(28)
HSBC	7/5/2012	HUF	1,052,000	USD	4,305	1
HSBC	7/5/2012	IDR	1,374,677,000	USD	141,866	(3,783)
HSBC	7/5/2012	INR	15,359,000	USD	269,930	(1,630)
HSBC	7/5/2012	KRW	374,107,500	USD	314,773	(1,410)
JPMorgan Chase & Co.	7/5/2012	KRW	374,107,500	USD	315,038	(1,145)
JPMorgan Chase & Co.	7/5/2012	MXN	2,765,000	USD	192,328	416
HSBC	7/5/2012	MYR	504,000	USD	157,599	(942)
HSBC	7/5/2012	PHP	1,682,000	USD	38,472	(85)

See Notes to Financial Statements.	33

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

May 31, 2012

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	7/5/2012	PLN	185,000	USD	51,742	$(202)
HSBC	7/5/2012	PLN	2,000	USD	562	1
JPMorgan Chase & Co.	7/5/2012	RUB	7,098,000	USD	210,821	(410)
HSBC	7/5/2012	THB	2,858,000	USD	89,508	(145)
HSBC	7/5/2012	TRY	114,000	USD	60,698	102
HSBC	7/5/2012	TWD	14,687,000	USD	490,958	(1,289)
The Bank of New York Mellon	7/5/2012	USD	72,208	BRL	145,000	(858)
JPMorgan Chase & Co.	7/5/2012	USD	62,750	HKD	487,000	1
HSBC	7/5/2012	USD	1,049	MXN	15,000	(8)
HSBC	7/5/2012	USD	8,004	TRY	15,000	(31)
JPMorgan Chase & Co.	7/5/2012	ZAR	2,895,000	USD	336,589	(2,567)
JPMorgan Chase & Co.	7/6/2012	CLP	43,909,000	USD	84,052	(503)
JPMorgan Chase & Co.	7/6/2012	COP	98,480,000	USD	53,391	(216)
JPMorgan Chase & Co.	7/9/2012	CZK	193,000	USD	9,242	(36)

						$206,143

Currency Abbrevations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kronua

EGP – Egyptian Pound

GBP – Pound Sterling

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MAD – Moroccan Dirham

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

* Non-income producing securities.

(a) Less than 0.1%

144A — Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012 the aggregate market value of this security amounted to $38,752 or 0.9% of net assets.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	34

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 97.7%
Basic Materials — 6.0%
Asahi Kasei Corp.	3,000	$16,233
Daido Steel Co. Ltd.	1,000	6,023
Denki Kagaku Kogyo KK	2,000	6,713
Hitachi Chemical Co. Ltd.	300	4,751
JFE Holdings, Inc.	1,000	16,233
JSR Corp.	600	10,375
Kobe Steel Ltd.	5,000	5,998
Kuraray Co. Ltd.	600	7,642
Mitsubishi Chemical Holdings Corp.	3,000	13,247
Mitsubishi Materials Corp.	4,000	10,924
Nippon Steel Corp.	11,000	24,707
Nitto Denko Corp.	400	16,233
OJI Paper Co. Ltd.	3,000	11,332
Shin-Etsu Chemical Co. Ltd.	1,000	51,429
Showa Denko KK	6,000	11,945
Sumitomo Chemical Co. Ltd.	3,000	9,456
Sumitomo Metal Industries Ltd.	7,000	11,345
Sumitomo Metal Mining Co. Ltd.	1,000	11,294
Taiyo Nippon Sanso Corp.	1,000	6,049
Ube Industries Ltd.	4,000	9,188

		261,117

Communications — 5.4%
Dena Co. Ltd.	213	4,447
Dentsu, Inc.	400	11,220
Gree, Inc.	200	3,203
Jupiter Telecommunications Co. Ltd.	5	5,124
KDDI Corp.	6	37,098
Nippon Telegraph & Telephone Corp.	900	38,821
NTT DoCoMo, Inc.	30	47,894
Rakuten, Inc.	16	17,111
Softbank Corp.	2,000	62,532
Yahoo Japan Corp.	32	9,315

		236,765

Consumer, Cyclical — 27.2%
ABC-Mart, Inc.	100	3,774
Aeon Co. Ltd.	1,300	15,761
Aisin Seiki Co. Ltd.	400	12,532
Asics Corp.	600	6,401
Bridgestone Corp.	1,500	32,102
Daiwa House Industry Co. Ltd.	1,000	12,762
Denso Corp.	1,200	36,278
FamilyMart Co. Ltd.	100	4,543
Fast Retailing Co. Ltd.	100	22,320
Fuji Heavy Industries Ltd.	2,000	15,416
Hino Motors Ltd.	1,000	6,649
Hitachi High-Technologies Corp.	300	6,673
Honda Motor Co. Ltd.	3,000	96,171
Isetan Mitsukoshi Holdings Ltd.	1,200	12,083
Isuzu Motors Ltd.	3,000	16,041
ITOCHU Corp.	3,500	38,368
JTEKT Corp.	800	7,800
Lawson, Inc.	200	14,012
Marubeni Corp.	4,000	25,625
Mazda Motor Corp.*	5,000	6,381

	Number of Shares	Value

Consumer, Cyclical (Continued)
McDonald’s Holdings Co. Japan Ltd.	200	$5,837
Mitsubishi Corp.	2,700	52,891
Mitsubishi Motors Corp.*	9,000	8,844
Mitsui & Co. Ltd.	3,000	42,266
NGK Insulators Ltd.	1,000	10,413
NGK Spark Plug Co. Ltd.	1,000	12,838
Nintendo Co. Ltd.	200	23,303
Nissan Motor Co. Ltd.	5,600	54,171
Nitori Holdings Co. Ltd.	150	13,553
Oriental Land Co. Ltd.	100	10,911
Panasonic Corp.	4,500	29,863
Sankyo Co. Ltd.	200	9,648
Sega Sammy Holdings, Inc.	500	8,888
Sekisui House Ltd.	2,000	16,922
Seven & I Holdings Co. Ltd.	1,700	51,178
Sharp Corp.	2,000	10,490
Shimamura Co. Ltd.	100	11,345
Shimano, Inc.	200	12,162
Sony Corp.	1,900	25,459
Stanley Electric Co. Ltd.	300	4,158
Sumitomo Corp.	2,600	34,939
Sumitomo Electric Industries Ltd.	1,600	18,581
Sumitomo Rubber Industries Ltd.	500	6,062
Suzuki Motor Corp.	700	14,579
Teijin Ltd.	3,000	8,920
Toho Co. Ltd.	300	4,782
Toray Industries, Inc.	3,000	20,061
Toyota Industries Corp.	400	10,597
Toyota Motor Corp.	6,100	236,650
Toyota Tsusho Corp.	700	12,926
Yamada Denki Co. Ltd.	180	9,039
Yamaha Motor Co. Ltd.	600	5,965

		1,189,933

Consumer, Non-cyclical — 11.7%
Ajinomoto Co., Inc.	1,000	13,502
Asahi Group Holdings Ltd.	800	17,101
Astellas Pharma, Inc.	1,100	43,236
Chugai Pharmaceutical Co. Ltd.	700	12,640
Dai Nippon Printing Co. Ltd.	1,000	7,568
Daiichi Sankyo Co. Ltd.	1,500	24,139
Dainippon Sumitomo Pharma Co. Ltd.	600	5,743
Eisai Co. Ltd.	500	20,387
Japan Tobacco, Inc.	11	61,345
Kao Corp.	1,000	25,868
Kirin Holdings Co. Ltd.	2,000	22,996
Miraca Holdings, Inc.	200	7,642
Mitsubishi Tanabe Pharma Corp.	600	7,902
Nippon Meat Packers, Inc.	1,000	11,945
Nisshin Seifun Group, Inc.	500	5,577
Nissin Foods Holdings Co. Ltd.	100	3,652
Ono Pharmaceutical Co. Ltd.	200	11,294
Otsuka Holdings Co. Ltd.	500	15,735
Santen Pharmaceutical Co. Ltd.	300	10,869
Secom Co. Ltd.	500	22,109
Shionogi & Co. Ltd.	700	8,826
Shiseido Co. Ltd.	800	12,588

See Notes to Financial Statements.	35

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Sysmex Corp.	300	$12,328
Takeda Pharmaceutical Co. Ltd.	1,600	66,870
Terumo Corp.	400	14,389
Toppan Printing Co. Ltd.	2,000	12,200
Tsumura & Co.	200	4,403
Unicharm Corp.	300	16,214
Yakult Honsha Co. Ltd.	400	13,946

		513,014

Energy — 1.5%
Idemitsu Kosan Co. Ltd.	100	9,061
Inpex Corp.	4	23,124
Japan Petroleum Exploration Co.	100	3,873
JX Holdings, Inc.	4,100	20,824
TonenGeneral Sekiyu KK	1,000	9,112

		65,994

Financial — 16.5%
Aozora Bank Ltd.	1,000	2,118
Bank of Kyoto Ltd. (The)	1,000	7,300
Bank of Yokohama Ltd. (The)	3,000	13,476
Chiba Bank Ltd. (The)	2,000	11,281
Credit Saison Co. Ltd.	400	7,652
Dai-ichi Life Insurance Co. Ltd. (The)	20	20,061
Daito Trust Construction Co. Ltd.	200	17,611
Daiwa Securities Group, Inc.	4,000	12,660
Fukuoka Financial Group, Inc.	3,000	11,064
Hachijuni Bank Ltd. (The)	1,000	4,786
Iyo Bank Ltd. (The)	1,000	7,529
Japan Real Estate Investment Corp., REIT	1	8,831
Joyo Bank Ltd. (The)	2,000	8,270
Mitsubishi Estate Co. Ltd.	4,000	62,225
Mitsubishi UFJ Financial Group, Inc.	28,200	122,359
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,002
Mitsui Fudosan Co. Ltd.	3,000	50,077
Mizuho Financial Group, Inc.	52,540	77,107
MS&AD Insurance Group Holdings	1,200	18,438
NKSJ Holdings, Inc.	750	13,802
Nomura Holdings, Inc.	8,100	26,772
ORIX Corp.	230	19,900
Resona Holdings, Inc.	2,400	9,035
Shinsei Bank Ltd.	2,000	2,118
Shizuoka Bank Ltd. (The)	1,000	9,763
Sony Financial Holdings, Inc.	500	7,172
Sumitomo Mitsui Financial Group, Inc.	3,000	87,634
Sumitomo Mitsui Trust Holdings, Inc.	7,000	17,688
Sumitomo Realty & Development Co. Ltd.	1,000	21,031
T&D Holdings, Inc.	1,300	12,409
Tokio Marine Holdings, Inc.	1,300	28,320

		721,491

Industrial — 21.0%
Advantest Corp.	500	6,789
Asahi Glass Co. Ltd.	2,000	13,476
Brother Industries Ltd.	800	8,770
Central Japan Railway Co.	3	24,426
Daikin Industries Ltd.	500	12,896
East Japan Railway Co.	800	47,626

	Number of Shares	Value

Industrial (Continued)
Fanuc Corp.	400	$69,014
FUJIFILM Holdings Corp.	1,000	18,747
GS Yuasa Corp.	2,000	8,550
Hamamatsu Photonics KK	200	6,993
Hirose Electric Co. Ltd.	100	9,176
Hitachi Ltd.	11,000	63,029
Hoya Corp.	900	19,307
Ibiden Co. Ltd.	400	7,065
JGC Corp.	1,000	27,463
JS Group Corp.	600	10,995
Kajima Corp.	3,000	7,848
Kamigumi Co. Ltd.	1,000	7,772
Kawasaki Heavy Industries Ltd.	3,000	7,963
Kawasaki Kisen Kaisha Ltd. *	1,000	1,850
Keikyu Corp.	1,000	8,742
Keio Corp.	2,000	13,757
Keyence Corp.	110	24,903
Kintetsu Corp.	4,000	13,936
Komatsu Ltd.	2,100	50,329
Konica Minolta Holdings, Inc.	1,000	7,172
Kubota Corp.	3,000	25,727
Kurita Water Industries Ltd.	400	8,775
Kyocera Corp.	300	24,847
Makita Corp.	300	10,211
Mitsubishi Electric Corp.	5,000	39,370
Mitsubishi Heavy Industries Ltd.	6,000	24,273
Mitsui OSK Lines Ltd.	2,000	7,070
Murata Manufacturing Co. Ltd.	400	20,776
NEC Corp.*	6,000	8,652
Nidec Corp.	200	16,335
Nikon Corp.	700	19,510
Nippon Electric Glass Co. Ltd.	1,000	6,253
Nippon Express Co. Ltd.	3,000	11,753
Nippon Yusen KK	3,000	8,040
NTN Corp.	2,000	6,508
Odakyu Electric Railway Co. Ltd.	2,000	18,147
Olympus Corp.*	500	8,021
Omron Corp.	400	7,928
Rinnai Corp.	100	6,470
SMC Corp.	100	16,437
Sumitomo Heavy Industries Ltd.	2,000	8,857
THK Co. Ltd.	500	9,476
Tobu Railway Co. Ltd.	3,000	14,701
Tokyu Corp.	3,000	13,323
Toshiba Corp.	9,000	33,883
Toyo Seikan Kaisha Ltd.	400	4,533
Ushio, Inc.	300	3,346
West Japan Railway Co.	400	15,697
Yamato Holdings Co. Ltd.	900	14,012
Yaskawa Electric Corp.	1,000	7,504

		919,029

Technology — 4.6%
Canon, Inc.	2,500	100,498
Fujitsu Ltd.	4,000	17,509
Itochu Techno-Solutions Corp.	200	9,265
Konami Corp.	200	4,229
Nomura Research Institute Ltd.	300	6,489

See Notes to Financial Statements.	36

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund (Continued)

May 31, 2012

	Number of Shares	Value

Technology (Continued)
NTT Data Corp.	4	$11,501
Oracle Corp.	100	3,647
Ricoh Co. Ltd.	1,000	7,274
Rohm Co. Ltd.	200	7,264
Seiko Epson Corp.	300	3,051
Sumco Corp.*	300	2,531
TDK Corp.	200	8,665
Tokyo Electron Ltd.	400	18,070

		199,993

Utilities — 3.8%
Chubu Electric Power Co., Inc.	1,500	22,933
Chugoku Electric Power Co., (The), Inc.	800	12,629
Electric Power Development Co. Ltd.	500	12,953
Hokuriku Electric Power Co.	700	10,881
Kansai Electric Power Co., (The), Inc.	1,600	23,154
Kyushu Electric Power Co., Inc.	900	10,957
Osaka Gas Co. Ltd.	4,000	15,671
Shikoku Electric Power Co., Inc.	600	14,089
Tohoku Electric Power Co., Inc.*	1,000	9,188
Tokyo Electric Power Co., (The), Inc.*	3,100	6,251
Tokyo Gas Co. Ltd.	6,000	28,484

		167,190

TOTAL COMMON STOCKS (Cost $4,789,898)		4,274,526

TOTAL INVESTMENTS — 97.7% (Cost $4,789,898)		$4,274,526
Other assets less liabilities — 2.3%		101,215

NET ASSETS — 100.0%		$4,375,741

As of May 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
TOPIX Index Futures	1	$91,501	6/7/2012	$(13,463)

As of May 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
HSBC	6/5/2012	JPY	192,748,500	USD	2,414,608	$(45,300)
JP Morgan & Chase Co.	6/5/2012	JPY	192,748,500	USD	2,414,638	(45,270)
HSBC	6/5/2012	JPY	600,000	USD	7,484	(173)
HSBC	6/5/2012	USD	2,422,092	JPY	189,928,346	1,825
JP Morgan & Chase Co.	6/5/2012	USD	2,414,638	JPY	189,341,204	1,785
HSBC	7/5/2012	JPY	170,463,000	USD	2,174,467	(1,728)
JP Morgan & Chase Co.	7/5/2012	JPY	170,463,000	USD	2,174,464	(1,731)

						$(90,592)

Currency Abbrevations

JPY – Japanese Yen

USD – U.S. Dollar

* Non-income producing securities.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	37

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2012

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Assets
Investments at fair value	$4,167,188	$3,988,314	$30,280,392
Investment in Affiliates at fair value (See Note 5)	—	209,761	104,799
Cash	2,922	126,773	226,091
Foreign currency at value	25,192	32,758	305,965
Unrealized appreciation on forward foreign currency contracts	293,073	201,174	1,548,246
Receivables:
Dividends	13,755	6,771	147,433
Investment securities sold	52,165	15,507	933,950
Foreign tax reclaim	—	—	26,648
Prepaid expenses	535	503	—

Total Assets	4,554,830	4,581,561	33,573,524

Liabilities
Unrealized depreciation on futures contracts	—	10,141	51,460
Unrealized depreciation on forward foreign currency contracts	19,011	11,502	184,487
Payables:
Investment advisory fees	2,179	1,862	9,500
Investment securities purchased	368,304	226,838	2,348,485
Accrued expenses and other liabilities	—	—	575

Total Liabilities	389,494	250,343	2,594,507

Net Assets	$4,165,336	$4,331,218	$30,979,017

Net Assets Consist of
Paid-in capital	$5,030,749	$5,020,806	$31,570,764
Undistributed net investment income	62,875	23,473	544,965
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(78,193)	(122,013)	94,305
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(850,095)	(591,048)	(1,231,017)

Net Assets	$4,165,336	$4,331,218	$30,979,017

Number of Common Shares outstanding	200,800	200,800	1,400,800

Net Asset Value	$20.74	$21.57	$22.12

Investments at cost	$5,290,184	$4,747,396	$32,806,997

Investments in Affiliates at cost	$—	$221,193	$116,238

Foreign currency at cost	$19,974	$32,738	$311,146

See Notes to Financial Statements.	38

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2012

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Assets
Investments at fair value	$4,179,444	$4,274,526
Investment in Affiliates at fair value (See Note 5)	—	—
Cash	42,356	84,863
Foreign currency at value	23,004	28,277
Unrealized appreciation on forward foreign currency contracts	226,721	3,610
Receivables:
Dividends	13,054	49,318
Investment securities sold	161,450	44,233
Foreign tax reclaim	—	—
Prepaid expenses	507	519

Total Assets	4,646,536	4,485,346

Liabilities
Unrealized depreciation on futures contracts	8,140	13,463
Unrealized depreciation on forward foreign currency contracts	20,578	94,202
Payables:
Investment advisory fees	2,401	1,940
Investment securities purchased	354,610	—
Accrued expenses and other liabilities	—	—

Total Liabilities	385,729	109,605

Net Assets	$4,260,807	$4,375,741

Net Assets Consist of
Paid-in capital	$5,040,490	$5,022,636
Undistributed net investment income	31,138	32,289
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(161,783)	(62,981)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(649,038)	(616,203)

Net Assets	$4,260,807	$4,375,741

Number of Common Shares outstanding	200,800	200,800

Net Asset Value	$21.22	$21.79

Investments at cost	$5,026,101	$4,789,898

Investments in Affiliates at cost	$—	$—

Foreign currency at cost	$23,181	$27,680

See Notes to Financial Statements.	39

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Period June 9, 20111 to May 31, 2012

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Investment Income
Dividend income*	$178,800	$101,433	$765,158

Total Investment Income	178,800	101,433	765,158

Expenses
Trustees fees	23,740	24,261	46,734
Advisory fees	26,660	22,653	74,217

Total Expenses	50,400	46,914	120,951

Net Investment Income	128,400	54,519	644,207

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(226,897)	(79,484)	(408,998)
In-kind redemptions	—	—	(130,203)
Futures contracts	—	(5,575)	24,300
Foreign currency transactions	227,623	12,087	505,063

Net realized gain (loss)	726	(72,972)	(9,838)

Net unrealized appreciation (depreciation) on:
Investments	(1,122,996)	(770,514)	(2,538,044)
Futures contracts	—	(10,141)	(51,460)
Foreign currency translations	272,901	189,607	1,358,487

Net unrealized appreciation (depreciation)	(850,095)	(591,048)	(1,231,017)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(849,369)	(664,020)	(1,240,855)

Net Decrease in Net Assets from Operations	$(720,969)	$(609,501)	$(596,648)

* Foreign taxes withheld	$15,118	$17,924	$74,277

(1)	Commencement of operations.

See Notes to Financial Statements.	40

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Period June 9, 20111 to May 31, 2012

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Investment Income
Dividend income*	$95,817	$100,927

Total Investment Income	95,817	100,927

Expenses
Trustees fees	23,923	24,454
Advisory fees	28,822	23,220

Total Expenses	52,745	47,674

Net Investment Income	43,072	53,253

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(148,383)	(13,196)
In-kind redemptions	—	—
Futures contracts	(33,260)	9,711
Foreign currency transactions	137,622	(46,114)

Net realized gain (loss)	(44,021)	(49,599)

Net unrealized appreciation (depreciation) on:
Investments	(846,657)	(515,372)
Futures contracts	(8,140)	(13,463)
Foreign currency translations	205,759	(87,368)

Net unrealized appreciation (depreciation)	(649,038)	(616,203)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(693,059)	(665,802)

Net Decrease in Net Assets from Operations	$(649,987)	$(612,549)

* Foreign taxes withheld	$9,205	$7,606

(1)	Commencement of operations.

See Notes to Financial Statements.	41

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

For the Period June 9, 20111 to May 31, 2012

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Increase (Decrease) in Net Assets from Operations
Net investment income	$128,400	$54,519	$644,207
Net realized gain (loss) on investments, futures and foreign currency related transactions	726	(72,972)	(9,838)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(850,095)	(591,048)	(1,231,017)

Net decrease in net assets from operations	(720,969)	(609,501)	(596,648)

Distributions to Shareholders from
Net investment income	(57,834)	(23,076)	(133,281)
Net realized gains on investments, futures and foreign currency transactions	(86,687)	(57,011)	—

Total distributions	(144,521)	(80,087)	(133,281)

Fund Shares Transactions
Proceeds from shares sold	5,010,826	5,000,806	36,042,169
Value of shares redeemed	—	—	(4,353,223)

Net increase in net assets resulting from fund share transactions	5,010,826	5,000,806	31,688,946

Total Increase in Net Assets	4,145,336	4,311,218	30,959,017

Net Assets
Beginning of period	20,000	20,000	20,000

End of period	$4,165,336	$4,331,218	$30,979,017

Undistributed net investment income	$62,875	$23,473	$544,965

Changes in Shares Outstanding
Shares outstanding, beginning of period	800	800	800
Shares sold	200,000	200,000	1,600,000
Shares redeemed	—	—	(200,000)

Shares outstanding, end of period	200,800	200,800	1,400,800

(1)	Commencement of operations.

See Notes to Financial Statements.	42

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period June 9, 20111 to May 31, 2012

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Increase (Decrease) in Net Assets from Operations
Net investment income	$43,072	$53,253
Net realized gain (loss) on investments, futures and foreign currency related transactions	(44,021)	(49,599)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(649,038)	(616,203)

Net decrease in net assets from operations	(649,987)	(612,549)

Distributions to Shareholders from
Net investment income	(11,326)	(34,346)
Net realized gains on investments, futures and foreign currency transactions	(118,447)	—

Total distributions	(129,773)	(34,346)

Fund Shares Transactions
Proceeds from shares sold	5,020,567	5,002,636
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	5,020,567	5,002,636

Total Increase in Net Assets	4,240,807	4,355,741

Net Assets
Beginning of period	20,000	20,000

End of period	$4,260,807	$4,375,741

Undistributed net investment income	$31,138	$32,289

Changes in Shares Outstanding
Shares outstanding, beginning of period	800	800
Shares sold	200,000	200,000
Shares redeemed	—	—

Shares outstanding, end of period	200,800	200,800

(1) Commencement of operations.

See Notes to Financial Statements.	43

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout the period

db-X MSCI Brazil Currency-Hedged Equity Fund	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	(4.18)

Net increase (decrease) in net asset value from operations	(3.54)

Distributions paid to shareholders from:
Net investment income	(0.29)
Net realized capital gains	(0.43)

Total distributions	(0.72)

Net Asset Value, end of period	$20.74

Total Return***	(14.28)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,165
Ratios to average net assets:
Expenses	1.13%†
Net investment income	2.89%†
Portfolio turnover rate††	34%

db-X MSCI Canada Currency-Hedged Equity Fund	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(3.30)

Net increase (decrease) in net asset value from operations	(3.03)

Distributions paid to shareholders from:
Net investment income	(0.12)
Net realized capital gains	(0.28)

Total distributions	(0.40)

Net Asset Value, end of period	$21.57

Total Return***	(12.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,331
Ratios to average net assets:
Expenses	1.04%†
Net investment income	1.20%†
Portfolio turnover rate††	17%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	44

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout the period
db-X MSCI EAFE Currency-Hedged Equity Fund	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.70
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(3.48)

Net increase (decrease) in net asset value from operations	(2.78)

Distributions paid to shareholders from:
Net investment income	(0.10)
Net realized capital gains	—

Total distributions	(0.10)

Net Asset Value, end of period	$22.12

Total Return***	(11.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$30,979
Ratios to average net assets:
Expenses	0.57%†
Net investment income	3.04%†
Portfolio turnover rate††	14%

db-X MSCI Emerging Markets Currency-Hedged Equity Fund	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(3.34)

Net increase (decrease) in net asset value from operations	(3.13)

Distributions paid to shareholders from:
Net investment income	(0.06)
Net realized capital gains	(0.59)

Total distributions	(0.65)

Net Asset Value, end of period	$21.22

Total Return***	(12.52)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,261
Ratios to average net assets:
Expenses	1.19%†
Net investment income	0.97%†
Portfolio turnover rate††	19%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	45

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout the period

db-X MSCI Japan Currency-Hedged Equity Fund	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(3.31)

Net increase (decrease) in net asset value from operations	(3.04)

Distributions paid to shareholders from:
Net investment income	(0.17)
Net realized capital gains	—

Total distributions	(0.17)

Net Asset Value, end of period	$21.79

Total Return***	(12.16)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,376
Ratios to average net assets:
Expenses	1.03%†
Net investment income	1.15%†
Portfolio turnover rate††	16%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	46

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

DBX ETF Trust (the “Trust”) was organized as a Delaware statutory trust on October 7, 2010 and commenced operations on June 9, 2011, and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of May 31, 2012, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “db-X MSCI Funds”) in operation and trading:

db-X MSCI Brazil Currency-Hedged Equity Fund	“db-X MSCI Brazil Fund”
db-X MSCI Canada Currency-Hedged Equity Fund	“db-X MSCI Canada Fund”
db-X MSCI EAFE Currency-Hedged Equity Fund	“db-X MSCI EAFE Fund”
db-X MSCI Emerging Markets Currency-Hedged Equity Fund	“db-X MSCI Emerging Markets Fund”
db-X MSCI Japan Currency-Hedged Equity Fund	“db-X MSCI Japan Fund”

DBX Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares, known as db-X MSCI Shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). MSCI is the creator of each Underlying Index. Each Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The underlying indices for the db-X MSCI Funds are:

Fund	Underlying Index
db-X MSCI Brazil Fund	MSCI Brazil US Dollar Hedged Index
db-X MSCI Canada Fund	MSCI Canada US Dollar Hedged Index
db-X MSCI EAFE Fund	MSCI EAFE US Dollar Hedged Index
db-X MSCI Emerging Markets Fund	MSCI EM US Dollar Hedged Index
db-X MSCI Japan Fund	MSCI Japan US Dollar Hedged Index

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and will generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement

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NOTES TO FINANCIAL STATEMENTS (Continued)

in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

Fair Value Measurement    The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities

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NOTES TO FINANCIAL STATEMENTS (Continued)

•

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an

“observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Forward currency contracts and rights are included in Level 2.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There are no securities classified as Level 3 at May 31, 2012.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

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NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2012:

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 5/31/12
db-X MSCI Brazil Currency-Hedged Equity Fund
Investments in Securities*
Common Stocks	$1,956,513	$—	$—	$1,956,513
Preferred Stocks	2,210,675	—	—	2,210,675
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	293,073	—	293,073
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(19,011)	—	(19,011)

Total Investments	$4,167,188	$274,062	$—	$4,441,250

db-X MSCI Canada Currency-Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,198,075	$—	$—	$4,198,075
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	201,174	—	201,174
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(11,502)	—	(11,502)
Futures Contracts	(10,141)	—	—	(10,141)

Total Investments	$4,187,934	$189,672	$—	$4,377,606

db-X MSCI EAFE Currency-Hedged Equity Fund
Investments in Securities*
Common Stocks	$30,191,643	$—	$—	$30,191,643
Preferred Stocks	178,811	—	—	178,811
Rights	—	14,737	—	14,737
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,548,246	—	1,548,246
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(184,487)	—	(184,487)
Futures Contracts	(51,460)	—	—	(51,460)

Total Investments	$30,318,994	$1,378,496	$—	$31,697,490

db-X MSCI Emerging Markets Currency-Hedged Equity Fund
Investments in Securities*
Common Stocks	$3,867,626	$—	$—	$3,867,626
Preferred Stocks	311,742	—	—	311,742
Rights	—	76	—	76
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	226,721	—	226,721
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(20,578)	—	(20,578)
Futures Contracts	(8,140)	—	—	(8,140)

Total Investments	$4,171,228	$206,219	$—	$4,377,447

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NOTES TO FINANCIAL STATEMENTS (Continued)

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 5/31/12
db-X MSCI Japan Currency-Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,274,526	$—	$—	$4,274,526
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,610	—	3,610
Unrealized Depreciation on Foreign Forward Currency Contracts	—	(94,202)	—	(94,202)
Futures Contracts	(13,463)	—	—	(13,463)

Total Investments	$4,261,063	$(90,592)	$—	$4,170,471

*	See Schedule of Investments for Industry or Country Classification.

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Advisor is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Advisor is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

The db-X MSCI Brazil Fund, db-X MSCI Canada Fund and db-X MSCI Japan Fund each invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Canadian dollar and the Japanese yen, respectively. Similarly, the db-X MSCI EAFE Fund and db-X MSCI Emerging Markets Fund invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

Forward contracts are valued daily and the Fund’s net equity therein, represents unrealized appreciation or depreciation on the contracts as measured by the difference between the contracted price or rate and the forward price or rate at the reporting date which is included in the statement of assets and liabilities. Generally, the key inputs for most forward contracts include notional, maturity, forward rate, and spot rate.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts to purchase securities indexes when the Advisor and/or Sub-Advisor anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Cash    Cash consists of cash held at banks.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors semi-annually. Each Fund distributes any net capital gains annually.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of May 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Derivatives    The fair value of derivative instruments as of May 31, 2012 by risk category:

The fair value of derivative instruments as of May 31, 2012 by risk category:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db-X MSCI Brazil Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	293,073	Unrealized depreciation on forward currency contracts	19,011

Total		$293,073		$19,011

db-X MSCI Canada Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$10,141
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	201,174	Unrealized depreciation on forward currency contracts	11,502

Total		$201,174		$21,643

db-X MSCI EAFE Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$51,460
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,548,246	Unrealized depreciation on forward currency contracts	184,487

Total		$1,548,246		$235,947

db-X MSCI Emerging Markets Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$8,140
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	226,721	Unrealized depreciation on forward currency contracts	20,578

Total		$226,721		$28,718

db-X MSCI Japan Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$13,463
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,610	Unrealized depreciation on forward currency contracts	94,202

Total		$3,610		$107,665

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The effects of derivative instruments on the Statements of Operations for the period June 9, 2011 to May 31, 2012 are as follows:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db-X MSCI Brazil Fund	$—	$235,178	$235,178
db-X MSCI Canada Fund	(5,575)	29,341	23,766
db-X MSCI EAFE Fund	24,300	492,581	516,881
db-X MSCI Emerging Markets Fund	(33,260)	135,394	102,134
db-X MSCI Japan Fund	9,711	(62,817)	(53,106)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db-X MSCI Brazil Fund	$—	$274,062	$274,062
db-X MSCI Canada Fund	(10,141)	189,672	179,531
db-X MSCI EAFE Fund	(51,460)	1,363,759	1,312,299
db-X MSCI Emerging Markets Fund	(8,140)	206,143	198,003
db-X MSCI Japan Fund	(13,463)	(90,592)	(104,055)

For the period June 9, 2011 to May 31, 2012 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
db-X MSCI Brazil Fund	$—	$4,435,172
db-X MSCI Canada Fund	199,090	4,118,925
db-X MSCI EAFE Fund	733,841	22,376,482
db-X MSCI Emerging Markets Fund	164,577	4,416,198
db-X MSCI Japan Fund	200,584	4,970,679

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Trustees. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For its investment advisory services to each Fund, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to 0.65% (with respect to db-X MSCI Emerging Markets Fund), 0.35% (with respect to db-X MSCI EAFE Fund), 0.60% (with respect to db-X MSCI Brazil Fund), 0.50% (with respect to db-X MSCI Canada Fund) and 0.50% (with respect db-X MSCI Japan Fund) of its average daily net assets. Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, expenses of the Disinterested Trustees and extraordinary expenses.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

db-X MSCI Brazil Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	12 basis points (0.12%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

db-X MSCI Canada Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db-X MSCI EAFE Fund

•	12 basis points (0.12%) of the first $100 million in daily net assets; and
•	8 basis points (0.08%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db-X MSCI Emerging Markets Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	15 basis points (0.15%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

db-X MSCI Japan Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

The total aggregate fees paid by the Advisor to the Sub-Advisor will be at least $300,000 per year.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Trust pays each Independent Trustee an annual fee of $25,000, plus a fee of $2,500 per meeting attended in-person or $1,500 per meeting attended telephonically. Each Independent Trustee also receives $1,500 per Audit Committee meeting. The Audit Committee Chairman receives $2,000 as an annual retainer fee. The Trust reimburses each Trustee for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Trustees’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Federal Income Taxes

As of May 31, 2012, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db-X MSCI Brazil Fund	$70,463	$254,690	$—	$(1,190,566)	$(865,413)
db-X MSCI Canada Fund	23,473	85,500	(2,583)	(795,978)	(689,588)
db-X MSCI EAFE Fund	936,106	1,053,575	—	(2,581,428)	(591,747)
db-X MSCI Emerging Markets Fund	31,138	50,049	(44,818)	(816,052)	(779,683)
db-X MSCI Japan Fund	32,289	—	(142,863)	(536,321)	(646,895)

The tax character of dividends and distributions declared during the period June 9, 2011 to May 31, 2012 were as follows:

	Ordinary Income	Long-Term
db-X MSCI Brazil Fund	$93,513	$51,008
db-X MSCI Canada Fund	38,447	41,640
db-X MSCI EAFE Fund	133,281	—
db-X MSCI Emerging Markets Fund	52,035	77,738
db-X MSCI Japan Fund	34,346	—

At May 31, 2012, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Post-effective-no expiration ST	Post-effective-no expiration LT	Total Amount
db-X MSCI Brazil Fund	$—	$—	$—
db-X MSCI Canada Fund	—	—	—
db-X MSCI EAFE Fund	—	—	—
db-X MSCI Emerging Markets Fund	—	—	—
db-X MSCI Japan Fund	52,666	80,951	133,617

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the period June 9, 2011 to May 31, 2012, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
db-X MSCI Brazil Fund	$—
db-X MSCI Canada Fund	2,583
db-X MSCI EAFE Fund	—
db-X MSCI Emerging Markets Fund	44,818
db-X MSCI Japan Fund	9,246

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss) and redemptions-in-kind. For the period June 9, 2011 to May 31, 2012, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db-X MSCI Brazil Fund	$(7,691)	$7,768	$(77)
db-X MSCI Canada Fund	(7,970)	7,970	—
db-X MSCI EAFE Fund	34,039	104,143	(138,182)
db-X MSCI Emerging Markets Fund	(608)	685	(77)
db-X MSCI Japan Fund	13,382	(13,382)	—

As of May 31, 2012, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
db-X MSCI Brazil Fund	$5,356,593	$83,395	$(1,272,800)	$(1,189,405)
db-X MSCI Canada Fund	4,983,847	79,684	(865,456)	(785,772)
db-X MSCI EAFE Fund	33,035,204	573,346	(3,223,359)	(2,650,013)
db-X MSCI Emerging Markets Fund	5,045,229	106,799	(972,584)	(865,785)
db-X MSCI Japan Fund	4,800,608	116,174	(642,256)	(526,082)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the period June 9, 2011 to May 31, 2012.

	Fair Value 6/9/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/2012
db-X MSCI EAFE
Deutsche Bank AG (Common Stock)	$—	$137,129	$(18,631)	$(11,439)	$(2,260)	$104,799

The Sub-Advisor is a wholly-owned subsidiary of The Toronto-Dominion Bank. Therefore, The Toronto-Dominion Bank is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in The Toronto-Dominion Bank Securities for the period June 9, 2011 to May 31, 2012.

	Fair Value 6/9/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/2012
db-X MSCI Canada
Toronto-Dominion Bank (The) (Common Stock)	$—	$287,777	$(67,826)	$(11,432)	$1,242	$209,761

6. Investment Portfolio Transactions

For the period June 9, 2011 to May 31, 2012, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db-X MSCI Brazil Fund	$7,040,390	$1,523,219
db-X MSCI Canada Fund	5,823,292	775,219
db-X MSCI EAFE Fund	10,666,476	3,133,854
db-X MSCI Emerging Markets Fund	5,996,352	821,369
db-X MSCI Japan Fund	5,517,293	714,199

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

For the period June 9, 2011 to May 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
db-X MSCI EAFE Fund	$30,057,946	$4,128,132

7. Fund Share Transactions

As of May 31, 2012, there were unlimited Fund shares of $0.0001 par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Subsequent Events

The Trust evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

DBX ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DBX ETF Trust (the “Trust”), consisting of: db-X MSCI Brazil Currency-Hedged Equity Fund, db-X MSCI Canada Currency-Hedged Equity Fund, db-X MSCI EAFE Currency-Hedged Equity Fund, db-X MSCI Emerging Markets Currency-Hedged Equity Fund, and db-X MSCI Japan Currency-Hedged Equity Fund, as of May 31, 2012, and the related statements of operations, changes in net assets and the financial highlights for the period June 9, 2011 (commencement of operations) to May 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db-X MSCI Brazil Currency-Hedged Equity Fund, db-X MSCI Canada Currency-Hedged Equity Fund, db-X MSCI EAFE Currency-Hedged Equity Fund, db-X MSCI Emerging Markets Currency-Hedged Equity Fund, and db-X MSCI Japan Currency-Hedged Equity Fund of DBX ETF Trust at May 31, 2012, the results of their operations, the changes in their net assets and the financial highlights for the period June 9, 2011 (commencement of operations) to May 31, 2012, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 23, 2012

DBX ETF Trust

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value (“NAV”). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lower offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each Fund included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund, June 9, 2011, through the fiscal year ended May 31, 2012.

Each line in the table shows the number of trading days in which a Fund trades within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db-X MSCI Brazil Fund June 9, 2011 – May 31, 2012	0 - <.25%	3	1.21%	8	3.24%
	.25% - <.50%	7	2.83%	4	1.62%
	.50% - <.75%	8	3.24%	1	0.40%
	.75% - <1.00%	8	3.24%	3	1.21%
	>= 1.00%	200	80.97%	5	2.02%
	Total:	226	91.50%	21	8.50%
db-X MSCI Canada Fund June 9, 2011 – May 31, 2012	0 - <.25%	47	19.03%	11	4.45%
	.25% - <.50%	63	25.51%	3	1.21%
	.50% - <.75%	65	26.32%	4	1.62%
	.75% - <1.00%	25	10.12%	0	0.00%
	>= 1.00%	26	10.53%	3	1.21%
	Total:	226	91.50%	21	8.50%
db-X MSCI EAFE Fund June 9, 2011 – May 31, 2012	0 - <.25%	19	7.69%	17	6.88%
	.25% - <.50%	18	7.29%	21	8.50%
	.50% - <.75%	17	6.88%	10	4.05%
	.75% - <1.00%	17	6.88%	8	3.24%
	>= 1.00%	101	40.89%	19	7.69%
	Total:	172	69.64%	75	30.36%

DBX ETF Trust

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (Continued)

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db-X MSCI Emerging Markets Fund June 9, 2011 – May 31, 2012	0 - <.25%	14	5.67%	11	4.45%
	.25% - <.50%	15	6.07%	6	2.43%
	.50% - <.75%	31	12.55%	7	2.83%
	.75% - <1.00%	27	10.93%	2	0.81%
	>= 1.00%	126	51.01%	8	3.24%
	Total:	213	86.23%	34	13.77%
db-X MSCI Japan Fund June 9, 2011 – May 31, 2012	0 - <.25%	39	15.79%	20	8.10%
	.25% - <.50%	42	17.00%	22	8.91%
	.50% - <.75%	28	11.34%	12	4.86%
	.75% - <1.00%	13	5.26%	10	4.05%
	>= 1.00%	55	22.27%	6	2.43%
	Total:	177	71.66%	70	28.34%

* A basis point equals one-hundredth of one percent (0.01%).

DBX ETF Trust

OFFICERS AND TRUSTEES

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees:
J. David Officer Age 63, 60 Wall Street New York, NY 10005	Trustee, Member of the Audit and Nominating Committee	Since 2011	Consultant, Pershing LLC (2010-Present); Executive Vice President, The Bank of New York Mellon (2008-Present); Chief Executive Officer and Chairman, Laurel Capital Advisors (2005- Present). Formerly, Vice President, The Dreyfus Family of Funds, Inc. (2010), President, Dreyfus Funds, Inc. (2009); Vice President, BNY Mellon Funds Trust (2009-2010); President and Chairman, Dreyfus Founders Funds, Inc. (2007-2009); President, Chairman and Chief Executive Officer, Founders Asset Management (2007-2009); Consultant, The Dreyfus Corporation (2006-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, MBSC Securities Corporation (2007- 2009); President, The Dreyfus Family of Funds (2007-2009); Vice President, Dreyfus Service Organization, Inc. (2004-2009); Vice Chairman, The Dreyfus Corporation (1998-2009); President, Dreyfus Service Corporation (2000-2007); President, MBSC, LLC (2002-2007); Executive Vice President, Mellon Bank, N.A. (1994-2008).	5	GLG Investment Series Trust; The Dreyfus Corporation; MBSC Securities Corporation; Dreyfus Services Corporation; MBSC, LLC; Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Seven-Six Seven Agency, Inc.; Mellon-Residential Funding Corp.; Mellon-United National Bank; Laurel Capital Advisors; Mellon United National Bank; Dreyfus Founders Funds, Inc.; Founders Asset Management; Bessemer Trust Company, N.A.

DBX ETF Trust

OFFICERS AND TRUSTEES (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Stephen R. Byers Age 58, 60 Wall Street New York, NY 10005	Trustee, Member and Chairman of the Audit and Nominating Committees	Since 2011	Retired. Previously, Chief Investment Officer, The Dreyfus Corporation (2000- 2006).	5	The Dreyfus Corporation Sierra Income Corporation
George O. Elston Age 47, 60 Wall Street New York, NY 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010); and Vice President, Finance and Government Affairs Secretary and Treasurer, Elusys Therapeutics, Inc. (2000-2007).	5	Celldex Therapeutics.

DBX ETF Trust

OFFICERS AND TRUSTEES (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee/Officers:*
Alex Depetris Age 32 60 Wall Street New York, New York 10005	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the DBX Group at Deutsche Bank AG 2008; Associate, Arnold & Porter 2006 until 2008; Associate, Sullivan & Worcester 2005 until 2006.	10	Director, Chairman of the Board, db-X Exchange-Traded Funds, Inc.
Martin Kremenstein Age 35 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006; Vice President, Market Risk Management JP Morgan Chase until 2006.	N/A	N/A
Michael Gilligan Age 45 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse 2007 to 2008; Director in the Finance Group, Credit Suisse 1998 to 2007.	N/A	N/A

DBX ETF Trust

OFFICERS AND TRUSTEES (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Frank Gecsedi Age 44 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division Since 2010; Vice President and Compliance Manager at Bank of America Merill Lynch (Formerly Merrill Lynch) (2000-2010)	N/A	N/A

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxetf.com.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

At its meeting on February 13, 2012, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Sub-Advisory Agreements (together, the “Agreements”), on behalf of each of the Trust’s five (5) underlying portfolios (each, a “Fund”, and together, the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement (the “Advisory Agreement”), the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including the investment performance of TDAM’s index fund clients); (2) the performance of TDAM with respect to its management of index funds generally, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the competitiveness of the sub-advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered and reviewed materials distributed in advance of the meeting that provided a range of information on a variety of factors, including, among other things: (i) information about the duties and responsibilities of the board in connection with its review and consideration of the Agreements; and (ii) and performance and expense ratio information in comparison to peer registered investment companies (collectively, the “15(c) materials”). This information formed the primary, but not exclusive, basis for the Board’s determinations.

The Board considered the following in determining whether to approve the Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that the Adviser provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing index funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Continued)

(ii)	Adviser’s Financial Resources.

In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

(iii)	Competitiveness of Advisory Fee.

The Board considered the competitiveness of the Funds’ fees to other exchange-traded funds (ETFs), and noted that each Fund’s fees were equal to or lower than a peer ETF offered by iShares Trust. The Board noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that, in contrast to other ETFs comparable to the Funds, the Funds offered a currency hedging component. Based on its review, the Board concluded that the advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds, and no affiliates of the Adviser had a contractual relationship with the Trust. The Board noted that the Adviser was taking on considerable entrepreneurial risk.

Given the costs of the services provided by and the profits that could be realized by the Adviser in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(v)	Economies of Scale.

The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Continued)

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM were payable by the Adviser and not the Funds.

(ii)	Performance of TDAM; TDAM’s Financial Resources.

The Board noted that the Funds had recently yet commenced operations and thus had a limited performance history, but the Board considered TDAM’s performance in managing other index-based portfolios and its record at minimizing tracking error for such portfolios. The Board concluded that TDAM had generally been able to keep any such tracking error, as well as the Funds’ tracking error, within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

(iii)	Competitiveness of Sub-Advisory Fee.

The Board noted that the fee to be paid to TDAM in respect of each Fund would be paid by the Adviser and not the Fund. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the asset levels at which TDAM expected to “break-even” with respect to its operation of the Funds, and further noted that the fee paid by the Adviser to the TDAM under the Sub-Advisory Agreement contained breakpoints.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the potential benefits TDAM derives from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Given the costs of the services provided by and the profits that could be realized by TDAM in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(v)	Economies of Scale.

The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2011 on Form N-PX) is available without charge, upon request, (i) by calling 855-329-3837; (ii) on the Company’s website at www.dbxetf.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxetf.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2012.

Federal and State Income Tax

	Qualified Dividend Income*	Dividends Received Deduction*
db-X MSCI Brazil Fund	18%	0%
db-X MSCI Canada Fund	100%	0%
db-X MSCI EAFE Fund	70%	0%
db-X MSCI Emerging Markets Fund	79%	0%
db-X MSCI Japan Fund	100%	0%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

DBX ETF Trust

PRIVACY POLICY NOTICE

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxetf.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

DBX ETF Trust

This report is intended for the shareholders of the db-X ETF Trust. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 855-329-3837 or visit the website www.dbxetf.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X ETF Trust Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investing involves risk, including possible loss of principal. Investing in funds that invest in specific countries or geographic regions may be more volatile than investing in broadly diversified funds. Securities focusing on a single country may be subject to higher volatility.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X ETF Trust Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X ETF Trust or any other affiliate, nor is it affiliated with The Bank of New York Mellon, or TDAM USA Inc.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. db-X Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in db-X Funds. Index data source: MSCI Inc.

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3. Audit Committee Financial Expert.

Stephen Byers is the designated financial expert on the Audit Committee of DBX ETF Trust with respect to DBX ETF Trust, Stephen Byers is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services for the Registrant’s fiscal year ended May 31, 2012, for professional services rendered by Ernst & Young LLP (“principal accountant”) for the audit of the Registrant’s annual financial statements were $90,000, respectively.

(b) Audit-Related Fees. The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2012, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) was $0.

(c) Tax Fees. Fees for tax services billed to the Registrant during the fiscal year ended May 31, 2012, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning was $15,000.

(d) All Other Fees. All other aggregate fees billed for the Registrant’s fiscal year ended May 31, 2012 were $0.

(e) Audit Committee Pre-Approval Policies and Procedures. In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant. All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, J. David Officer and George O. Elston.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer

Date:	August 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer

Date:	August 3, 2012

By:	/s/ Michael Gilligan
Name:	Michael Gilligan
Title:	Treasurer, Chief Financial Officer and Controller

Date:	August 3, 2012